FFTW FUNDS, INC.


                            Annual Report
                          December 31, 1995












                             200 Park Avenue
                            New York, NY 10166
                          Telephone 212.681.3000
                          Facsimile 212.681.3250











                                                		February 23, 1995


Dear Shareholder:

	We are pleased to present the annual report for the year ended December 31, 1995, which marks the sixth year of offering high quality institutional mutual funds for our investors. The FFTW Funds, Inc. currently consists of six Portfolios, each reflecting a strategy pursued by our investment adviser, Fischer Francis Trees & Watts, Inc.

	By year-end, assets in our six Portfolios totaled $645 million. During the year, we reopened the International Fixed Income- Hedged Portfolio, to enable investors to participate in non-U.S. dollar bond markets with limited currency exposure.

	1995 proved to be a dramatic year for global bonds, in particular for the United States, as 1994's price declines were more than offset by a return in excess of 35% for U.S. Treasury bonds. Various events punctuated the early part of the year with emerging markets suffering from the Mexican crisis, Japan suffering from the Kobe earthquake and Barings' failure shaking confidence in financial safeguards generally. These faded from view as the year wore on and rates fell in all major markets. Sluggish economic growth and easier monetary policies, together with generally subdued inflation, provided a supportive environment for bonds. Higher yielding currency and sector exposures generally contributed to performance across the Fund's Portfolios.
Specific commentary for each Portfolio is included in the overview in this report.

	We greatly appreciate your participation in the FFTW Funds. We welcome the opportunity to discuss the objectives and results of our funds in a continuing effort to meet your investment needs. Please do not hesitate to contact us with questions or comments regarding this report, or for assistance in general.


Yours sincerely,

/s/ O. John Olcay
    O. John Olcay
    Chairman of the Board and Chief Executive Officer




TABLE OF CONTENTS

U.S. Short-Term Fixed Income Portfolio
	   Overview                                                          	1
	   Schedule of Investments                                           	3

Stable Return Portfolio
	   Overview                                                          	6
	   Schedule of Investments                                           	7

Worldwide Short-Term Fixed Income Portfolio
	   Overview                                                          	8
	   Schedule of Investments                                           	9

Worldwide Fixed Income Portfolio
	   Overview	                                                         11
	   Schedule of Investments                                          	12

Worldwide Fixed Income-Hedged Portfolio
	   Overview                                                         	14
	   Schedule of Investments                                          	15

International Fixed Income-Hedged Portfolio
	   Overview                                                         	17
	   Schedule of Investments                                          	18

Statements of Assets and Liabilities	                                 19

Statements Of Operations                                             	22

Statements of Changes in Net Assets                                  	25

Statement of Cash Flows - Stable Return Portfolio                    	28

Financial Highlights                                                 	29

Notes to Financial Statements                                        	36

Report of Independent Auditors	                                      	47




U.S. SHORT-TERM FIXED INCOME PORTFOLIO

 GRAPH: Comparison of change in value of a $10,000 investment in U.S. Short-Term
        Fixed Income Portfolio and The IBC/Donohue's Money Market Fund Average. This is an x-y line graph with x being the date (starting at 12/6/89 and ending at 12/31/95) and y being the value of the $10,000 investment in the Fund and the IBC/Donoghue's Average. At 12/31/95 the Value of the $10,000 investment in the Fund was $13,550 and the value of the same investment in the IBC/Donoghue's Average was $13,317.


The U.S. Short-Term Fixed Income Portfolio rose by 5.71% during 1995, outperforming its benchmark, the IBC/Donoghue's Money Market Fund Average, by 20 basis points. For the five-year period ending December 31,1995, the Portfolio returned 4.44% annually, outperforming its benchmark by an annualized rate of 24 basis points. The Portfolio ended the period with net assets of $457.4 million. The Portfolio invests in high-quality, short-term, dollar-denominated securities.
It seeks to attain a high level of total return while preserving capital and maintaining liquidity. Average weighted duration is maintained at less than one year.

In the first three months of the year, interest rates fell and the yield curve flattened as investors became more positive on the markets despite a falling dollar and Federal Reserve tightening. Having started the quarter with considerable pessimism about rate decline prospects, market participants became increasingly convinced that further tightening would not be needed. The Portfolio's favorable duration exposures and yield curve positioning led to its outperformance relative to its benchmark.

Interest rates declined dramatically during the second quarter as economic data appeared weak and fears of economic slowdown returned to the market. Market volatility increased significantly. The Portfolio's duration positioning detracted slightly from performance, although this was somewhat offset by tactical yield curve positioning. The net result was a slight underperformance relative to the benchmark for the quarter.

By the summer, uneven and ambiguous economic data made it difficult for participants to gauge the strength and longevity of the economic cycle. Continuing optimism regarding inflation lent a positive undertone to the markets and rates ended the quarter slightly below starting levels. Duration slightly detracted from performance although the Portfolio's duration was generally long relative to the benchmark. This was largely offset by overweighting non-Treasury securities.

With markets rallying in the final quarter, the Portfolio's duration was kept above that of its benchmark. Again, overweighting higher yielding non-Treasury securities contributed to outperformance.
Tactical yield curve positioning anticipating a yield curve steepening that did not materialize detracted slightly from performance.


Short-term rates are expected to continue their downward trend through the third quarter of 1996 with the Fed likely to ease more than is reflected in the consensus view. Spreads are expected to remain narrow.

Investment performance for the periods ended December 31, 1995:

                                                     Total Return


		                                                               Since
	                                           One	      Five	    Inception*
                                     	      Year	     Years  	(Annualized)

U.S. Short-Term Fixed Income Portfolio	     5.71%	    4.44%	       5.13%

IBC/Donoghue's Money Market Fund Average	   5.51%	    4.20%	       4.83%
*  The U.S. Short-Term Fixed Income Portfolio commenced operations on
   December 6, 1989.


U.S. SHORT-TERM FIXED INCOME PORTFOLIO-SCHEDULE OF INVESTMENTS
December 31, 1995

                                                Face Amount        Value
Asset-and Mortgage-Backed Securities - 44.1%

BCI Home Equity Loan, Ser. 1994-1,
 Class A1, 6.115% due 3/29/44**	               	$  4,418,670  	 $  4,395,424
Beneficial Home Equity Loan Trust,  Ser.
 1995-1, Class A1, 5.970% due 3/28/25**		          2,125,216     		2,127,872
Capital Auto Receivables Asset Trust, Ser.
 1993-1, Class A7, 5.350% due 2/17/98		            3,795,325     		3,795,397
Capital Auto Receivables Asset Trust, Ser.
 1993-2, Class A4, 4.700% due 5/15/97	            	3,059,291      	3,054,975
Capital Auto Receivables Asset Trust, Ser.
 1992-1, Class A3, 5.750% due 12/15/97           		3,488,427      	3,489,517
Case Equipment Loan Trust, Ser. 1994-C,
 Class A1, 7.600% due 12/15/97	                     	394,048        	398,090
Chase Manhattan Credit Card Master Trust, Ser.
 1991-2, Class A, 7.650% due 11/15/98			           7,667,500     		7,666,649
Chase Manhattan Home Equity Loan Trust, Ser.
 1995-1, Class A1, 6.180% due 5/15/02**	          	8,610,283 	    	8,621,046
Countrywide Funding Corp., Ser. 1994-5,
 Class A1, 6.500% due 2/25/02                     	1,697,672 	    	1,694,489
Discover Card Trust , Ser. 1992-A,
 Class A, 5.500%, due 5/16/98                     	3,333,333     		3,327,063
Federal National Mortgage Assn., Ser.
1993-54, Class FK, 6.444%  due   4/25/21**	       	5,383,200     		5,412,263
Federal National Mortgage Assn., Ser.
1993-26, Class C, 5.500%  due  12/25/09            		500,000       		496,490
Federal National Mortgage Assn.,
Ser. 1993-71, Class PB, 4.750%  due 5/25/00	      	3,594,677     		3,578,317
Federal National Mortgage Association
ARM, 7.191% due 9/1/16	                          	12,187,781    		12,540,129
First Deposit Master Credit Trust, Ser 1993-1,
 Class A, 4.900% due 6/15/00		                     1,500,000 		    1,498,258
General Electric Capital Mtg. Services, Inc.,
 Ser. 1994-9, Class A1, 6.500% due 2/25/24		       3,333,151 		    3,323,776
HFC Home Equity Loan, Ser. 1992-1, Class A1,
 6.360% due 5/20/07**	                             3,663,663 	    	3,668,243
HFC Home Equity Loan, Ser. 1992-2, Class A2,
 6.360% due 10/20/07**	                           	2,332,292     		2,335,930
HFC Home Equity Loan, Ser. 1993-1, Class A1,
 6.310% due 5/20/08**	                             6,527,981 		    6,536,141
Independent National Mortgage Corp., Ser.
 1994-O, Class A10, 7.500% due 9/25/24             4,232,460     		4,227,673
John Deere Owner Trust, Ser. 1993-A, Class
 A2, 5.810% due 4/29/00**	                         5,929,130 	    	5,934,578
MBNA Master Credit Card Trust, Ser. 1991-1,
 Class A, 7.750% due 10/15/98		                    4,000,000 	    	4,063,916
MBNA Master Credit Card Trust, Ser. 1993-4,
 Class A, 6.250% due 12/15/00**		                 10,000,000 	   	10,026,690
Merrill Lynch Home Equity Loan, Ser. 1993-1,
Class A, 6.375% due 2/15/03**		                      923,968 		      924,179
Merrill Lynch Mortgage Investors, Inc.,
 Ser. 1993-I, Class A1, 6.330% due 11/15/23**		      864,649       		864,655
Merrill Lynch Mortgage Investors, Inc., Ser.
 1994-B, Class A1, 6.400% due 12/15/19**		         1,423,570 	    	1,423,570
Merrill Lynch Mortgage Investors, Inc., Ser.
 1994-F, Class A1, 6.250% due 4/15/19**		          2,572,798     		2,570,386
NationsBank Credit Card Master Trust, Ser.
 1993-1, Class A, 4.750% due 9/15/98		            15,000,000 	   	14,912,985
Novus Home Equity Credit Trust, Ser. 1993-1,
 Class A, 6.388% due 12/31/03**		                  8,038,849 	    	8,045,915
PNC Mortgage Securities Corp., Ser. 1994-2,
 Class A1, 6.744% due 5/25/24		                    1,801,762 	    	1,802,888
Premier Auto Trust, Ser. 1995-1, Class A2,
 7.350% due 5/4/97	                                6,907,666     		6,939,503
Prudential Bank & Trust Master Credit
 Card Trust, Ser. 1992-A, Class A, 6.250%
 due 7/15/98		                                       554,167 		      554,205
Prudential Home Mortgage Securities, Ser.
 1992-48, Class A2, 7.500% due 1/25/23            	5,935,575     		5,938,299
Prudential Home Mortgage Securities, Ser.
 1993-8, Class A9, 7.350% due 3/25/23              		613,152       		612,447
Prudential Securities Secured Financing
 Corp., Ser. 1993-3, Class A3, 7.500% due
 6/25/23		                                        	1,146,116     		1,142,893
Residential Funding Mortgage Securities I,
 Ser. 1993-S31, Class A1, 7.000% due 9/25/23    			3,767,346 	    	3,759,544
Residential Funding Mortgage Securities I,
 Ser. 1993-S41, Class A1, 6.850% due 9/25/23  			  1,458,629 		    1,458,629
Resolution Trust Corp., Ser. 1992-11, Class A5,
 6.635% due 10/25/24**	                          		7,327,800     		7,336,960
Resolution Trust Corp., Ser. 1992-C3, Class A2,
 6.725% due 8/25/23**	                           		2,854,972     		2,858,541
Resolution Trust Corp., Ser. 1992-C4, Class A2,
 7.075% due 6/25/24**	                           		3,045,390 	    	3,058,714
Resolution Trust Corp., Ser. 1992-CHF, Class A2,
 6.905% due 12/25/20**	                              684,016       		688,077
Resolution Trust Corp., Ser. 1992-M2, Class A1,
 6.615% due 3/25/20**	                             2,612,342     		2,617,240
Ryland Mortgage Securities Corp., Ser. 1992-11,
 Class A, 8.000% due 8/25/19                     		4,141,287   		  4,141,287
Santa Barbara Funding II, Ser. 1, Class A,
 6.463% due 3/20/18**	                               536,256 	      	540,476
Sears Credit Account Trust, Ser. 1991-C,
 Class A, 8.650% due 7/15/98	                      5,000,000 	    	5,084,995
Securitized Asset Sales, Inc., Ser. 1995-1,
 Class A2, 7.500% due 8/25/25                      		193,398 	      	192,914
Signet Home Equity Loan 95-A, 6.240%
 due 6/20/04**                                     9,500,000    	 	9,495,547
Standard Credit Master Trust 1991, 8.500%
 due 8/7/97	                                      12,500,000    		12,663,363
	   Total (Cost - $201,516,858)			                               201,841,138


                                                   Face
                                                  Amount             Value

Bank Obligations - 15.7%

Abbey National p.l.c. CD, 5.750% due 4/29/96		  $ 10,000,000 	  $ 10,000,000
Bank of Boston (Nassau) Time Deposit, 4.500%
 due 1/2/96	                                      13,984,000 	   	13,984,000
Bank of America Bankers Acceptance, 5.580%
 due 4/19/96#*	                                   11,000,000    		10,814,155
Bayerische Hypotheken Yankee CD, 6.430%
 due 4/19/96	                                      2,000,000 	     2,004,917
Societe Generale Yankee CD, 5.750% due 3/8/96		   10,000,000      10,000,000
West Deutsche Bank Time Deposit, 5.750% due
 1/2/96	                                          25,000,000      25,000,000
	Total (Cost - $71,803,072)		                                    	71,803,072

Commercial Paper - 7.5%*

Bank of Scotland, 5.620% due 4/26/96#		           10,000,000    	  9,818,911
Harvard University, 6.050% due 1/2/96		            9,612,000     	 9,610,385
Student Loan Corporation, 5.720% due 1/8/96#		     5,000,000 	     4,994,439
Sweden (Kingdom of), 5.580% due 4/17/96		         10,000,000   	  	9,834,150
	Total (Cost - $34,257,885)			                                    34,257,885

Corporate Obligations - 11.3%

A T & T Capital Corp., 5.260% due 5/24/96**		      6,000,000 	     5,991,654
Ameritech Cap, 5.925% due 5/12/98**		              5,000,000 	     4,999,280
FCC National Bank MTN, 5.320% due 2/20/96**		      4,000,000 	     3,997,864
General Electric Capital Corp., 5.360% due
 5/12/97**	                                        6,200,000 	     6,179,652
NationsBank Texas N.A., 5.913% due 12/18/98**		   10,000,000       9,988,290
Wells Fargo & Co., 5.813% due 4/7/97		            10,500,000 	    10,481,415
World Savings & Loan Assoc., MTN, 5.813%
 due 3/15/96**	                                   10,000,000      10,004,990
	Total (Cost - $51,680,211)			                                    51,643,145

U.S. Government and Agency Obligations - 17.7%*

Federal Home Loan Mtg Corp DN, 5.480% due
 1/4/96#		                                        20,000,000      19,990,867
U.S. Treasury Bill, 5.548% due 4/04/96@		          3,000,000 	     2,961,789
U.S. Treasury Bill, 5.435% due 6/6/96		           11,000,000 	    10,762,136
U.S. Treasury Bill, 5.376% due 6/20/96		           9,500,000 	     9,277,482
U.S. Treasury Bill, 5.253% due 6/27/96#@		        39,000,000 	    38,050,818
	Total (Cost - $80,972,450)			                                    81,043,092

Repurchase Agreements - 12.8%

Eastbridge Capital Repurchase Agreement,
 5.450% due 1/2/96; Issued 12/29/95;
	(Collateralized by $16,180,000 U.S. Treasury
 Note, 5.750% due 9/30/97,	value $16,540,201)    	16,500,000 		   16,500,000
Fuji Bank Repurchase Agreement, 5.520% due
 1/2/96; Issued 12/29/95; (Collateralized by
 $4,845,000 U.S. Treasury Principal Strip, due
 8/15/00, value $3,778,858)	                       3,759,000 	   	 3,759,000
Fuji Bank Repurchase Agreement, 5.850%  due
 1/2/96; Issued 12/29/95; (Collateralized by
 $15,560,000 U.S. Treasury Bond Strip, due
 2/15/99,	value $13,221,176)                     	13,187,000    		13,187,000
Fuji Bank Repurchase Agreement, 5.850% due
 1/2/96; Issued 12/29/95; (Collateralized by
 $5,000,000 U.S. Treasury Strip, due 8/15/96,
	value $4,846,400)                                	4,838,000     		4,838,000



                                                   Face             Value
                                                  Amount


Repurchase Agreements (continued)

Salomon Brothers Repurchase Agreement, 5.875%
 due 1/2/96; Issued 12/29/95; (Collateralized
 by $19,910,000 U.S. Treasury Note, 7.250% due
 11/15/96, value $20,245,981)                   $ 20,000,000    $ 20,000,000
 Total (Cost - $58,284,000)                                       58,284,000

Long Options - 0.0%***
                                                 Contracts
Mar '96 Eurodollar $95.25 call expiring 3/18/96        135             3,375
Mar '96 Eurodollar $94.75 call expiring 3/18/96        135            27,000
 Total (Cost - $28,774)                                               30,375

Total Investments - 109.1% (Cost - $498,543,250)                 498,902,707

Other Assets, net of Liabilities - (9.1%)                       (41,477,405)

Net Assets - 100.0%                                           $  457,425,302


Schedule of Option Contracts Written

                      Number of   Exercise  Expiration            Unrealized
Name of Issuer        Contracts    Price       Date     Value    Depreciation

March '96 Eurodollar
 (Call)                     270   $ 95.00    3/18/96   $ 20,250     $ (5,149)



Summary of Abbreviations
ARM	  Adjustable rate mortgage
CD	   Certificate of Deposit
DN	   Discount Note
MTN	  Medium-Term Note

*	Interest rate shown represents yield to maturity at date of purchase.
**	Variable or floating rate security.  Coupon rate shown reflects current rate.
***	Rounds to less than 0.05%
#	Security, or a portion thereof, has been segregated to cover reverse repurchase agreements.
@	Security, or a portion thereof, is held in a margin account, or with the broker to cover futures and reverse repurchase agreements.

See Notes to Financial Statements



STABLE RETURN PORTFOLIO

GRAPH: Comparison of change in value of a $10,000 investment in Stable Return Portfolio and the Merrill Lynch 1-2.99 Year Treasury Index. This graph is an x-y line graph with x being the date (starting at 7/26/93 and ending at 12/31/95) and y being the value of the $10,000 investment. The value of the $10,000 investment at 12/31/95 in the Fund was $11,364 and the value of the same investment in the Index was $11,366.


	The Stable Return Portfolio rose by 11.26% in 1995, compared to its benchmark, the Merrill Lynch 1-2.99 Year Treasury Index, which rose by 11.00%. The Portfolio's objective is to maintain as stable a rate of return as is consistent with preservation of capital by investing primarily in high-quality debt securities with an average weighted duration of less than three years and by using interest rate hedging as a stabilizing technique.

	Early in the first quarter, the Portfolio was defensively positioned. Later, portfolio duration was lengthened in anticipation of declining interest rates, resulting in moderate outperformance for the quarter. The Portfolio outperformed its benchmark in the second quarter as volatility soared and the yield curve flattened. The Portfolio benefited from correct anticipation of a rise in rates early in the period but generally kept to more neutral stance as the rally proved faster and more extended than most market upturns. Yield curve positioning added to returns while holdings of non-Treasury securities detracted somewhat as spreads versus U.S. Treasury securities widened.

	With substantial uncertainty as to the economic environment as the summer began, yields fluctuated in a narrow band, ending the quarter little changed. The Portfolio narrowly underperformed its benchmark as unfavorable duration exposures were not quite offset by overweighting higher yielding agency securities. The fourth quarter brought a continuation of the bond market rally, bringing the year's total return for long-term U.S. Treasury bonds to an astonishing 35%. The Fund, which invests in shorter maturities, outperformed its benchmark by lengthening duration in mid-November as rate declines accelerated, and by maintaining an overweighting in higher yielding non-Treasury securities.

	The portfolio manager continues to expect downward pressure on rates, especially short term rates, with continued policy easing by the Federal Reserve through the third quarter. While spreads remain narrow, higher yielding securities continue to be overweighted, reflecting a conviction that continued demand and declining rates should support current spread levels.

     Investment performance for the periods ended December 31,  1995:

                                                      Total  Return

                                                               		Since
                                                 One         	 Inception*
	                                                Year	        (Annualized)

Stable Return Portfolio	                         11.26%	        	 5.40%

Merrill Lynch 1-2.99 Year Treasury Index	        11.00%		         5.41%
*  The Stable Return Portfolio commenced operations on May 11, 1994.


STABLE RETURN PORTFOLIO-SCHEDULE OF INVESTMENT
December 31, 1995

                                                 Face Amount       Value
Long-Term Investments 96.1%

U.S. Treasury Note, 6.875% due 2/28/97#        $    150,000      $   152,813
U.S. Treasury Note, 6.500% due 4/30/97#             220,000          223,713
U.S. Treasury Note, 6.125% due 5/31/97            1,960,000        1,984,500
U.S. Treasury Note, 5.625% due 6/30/97#             600,000          603,937
U.S. Treasury Note, 5.750% due 9/30/97              360,000          363,262
U.S. Treasury Note, 5.625% due 10/31/97#            100,000          100,750
U.S. Treasury Note, 5.500% due 11/15/98@            900,000          906,466
U.S. Treasury Note, 6.875% due 8/31/99              520,000          546,325
    Total (Cost - $4,852,518)                                      4,881,766


Short-Term Investments - 6.5%

Bank of Boston (Nassau) Time Deposit, 4.500%
 due 1/2/96                                         178,000          178,000
Bankers Trust Repurchase Agreement, 5.480%
 due 1/2/96; Issued 12/29/95, (Collateralized
 by $145,000 U.S. Treasury Note, 8.875% due
 11/15/97, value $154,244)                          150,000          150,000
 Total (Cost - $328,000)                                             328,000

Total Investments - 102.6% (Cost - $5,180,518)                     5,209,766

Other Assets, net of Liabilities - (2.6%)                          (129,699)

Net Assets - 100.0%                                              $ 5,080,067

# Security, or portion thereof, has been segregated to cover reverse repurchase agreements.
@ Security, or portion thereof, is held with the broker to collateralize reverse repurchase agreements.

See Notes to Financial Statements


WORLDWIDE SHORT-TERM FIXED INCOME PORTFOLIO



GRAPH: Comparison of change in value of a $10,000 investment in Worldwide Short-
       Term Fixed Income Portfolio and the J.P. Morgan Eurodeposit Index. This is an x-y line graph with x being the date (starting at 12/31/93 and ending at 12/31/95) and y being the value of the $10,000 investment.
       At 12/31/95 the value of the $10,000 investment in the fund was at $10,875 and the value of the same investment in the index was $10,875.


The Worldwide Short-Term Fixed Income Portfolio rose by 5.64% during the year, underperforming its benchmark, the J.P. Morgan 3-Month Eurodollar Index, which rose 6.52%. The Portfolio seeks as high a return as is consistent with preservation of principal by investing in debt securities from bond markets around the world, while maintaining an average weighted duration of less than one year. Net assets totaled $34.1 million as of December 31, 1995.

The Portfolio was positioned defensively in the beginning of the year, with underweightings in major markets and a shorter duration in the U.S., reflecting expectations of a stronger economic environment. An initial underweighting of the yen vs. the deutschemark and overweighting of the dollar, reversed during the course of the quarter, contributed to the Portfolio's underperformance relative to its benchmark. By the second quarter, the U.S. bond market was overweighted, reflecting expectations of weaker economic activity.
Yen bonds were underweighted, as the Japanese economy was expected to strengthen. In Europe, German bonds were overweighted. Exposures were modest given market volatility, lack of trend and uncertainty about the factors driving interest rates.

In the third quarter, the U.S. and Japanese bond markets were predominantly underweighted in favor of a heavy overweighting of European markets. The U.S. and European strategies were successful but were partially offset by an unanticipated decline in Japanese rates. Exchange rates were largely directionless during this period. The U.S. and European bond markets were overweighted during the fourth quarter, as was the dollar, while Japanese bonds and yen were underweighted. This strategy worked on all fronts, providing positive relative performance.

Looking forward, the portfolio manager is favoring shorter maturities in the European higher yielding markets, with the expectation that U.S. short rates will also continue to fall. Both the Yen and deutschemark are expected to be under some pressure as the dollar benefits from positive inflation performance and increasing competitiveness indicators.

   Investment performance for the periods ended December 31, 1995:

                                                       Total  Return

                                                             	 Since
                                                  	One       	Inception*
	                                                  Year      	(Annualized)

Worldwide Short-Term Fixed Income Portfolio	       5.64%       	  4.18%

J.P. Morgan 3-Month Eurodeposit Index	             6.52%          5.45%
* The Worldwide Short-Term Fixed Income Portfolio commenced operations on December 13, 1993.

WORKDWIDE SHORT-TERM FIXED INCOME PORTFOLIO-SCHEDULE OF INVESTMENT December 31, 1995

                                              Face Amount (a)       Value
Long-Term Investments - 29.2%

Canada - 4.4%
Canadian Government Bond, 9.000%
 due 12/1/04                                 CAD   1,800,000    $  1,486,039
    Total (Cost - $1,475,845)

France - 8.0%
French Treasury Bill, 7.250% due 8/12/97     FFR  13,000,000       2,747,069
    Total (Cost - $2,665,295)

Germany - 0.6%
Bundesrepublic Deutschland, 6.750%
 due 4/22/03                                 DEM     300,000         221,782
    Total (Cost - $214,797)

Spain - 6.7%
Bonos y Obligacion del Estado, 10.100%
 due 2/28/01                                 ESP 182,000,000       1,518,244
Bonos y Obligacion del Estado, 10.150%
 due 1/31/06                                 ESP  90,000,000         758,160
 Total (Cost - $2,150,585)                                         2,276,404

United Kingdom - 6.5%
United Kingdom Treasury, 8.000% due
 12/7/00                                     GBP     700,000       1,139,559
United Kingdom Treasury, 7.000% due 11/6/01  GBP     700,000       1,087,622
 Total (Cost - $2,190,302)                                         2,227,181

United States - 3.0%
MBNA Master Card Trust, Ser. 1991-1, Class A,
 7.750% due 10/15/98#                            $ 1,000,000       1,015,979
 Total (Cost - $1,013,437)

Total Long-Term Investments - (Cost - $9,710,261)                  9,974,454

Short-Term Investments - 69.2%

Time Deposits - 13.9%
Bank of Boston (Nassau) Time Deposit, 4.500%
 due 1/2/96                                        4,759,000       4,759,000
 Total (Cost - $4,759,000)

Short-Term Corporate Obligations - 27.8%
A T & T Capital Corp., 5.260% due 5/24/96**#       2,000,000       1,997,218
CIT Group Holdings MTN, 5.460% due 5/2/97**#       2,000,000       1,998,938
General Electric Capital Corp., 5.360% due
 5/12/97**#                                        3,000,000       2,990,154
Toyota Motor Credit Corp. MTN, 5.220%
 due 6/3/96**#                                     2,500,000       2,497,500
 Total (Cost - $9,499,123)                                         9,483,810

U.S. Government Obligations - 27.5%
U.S. Treasury Bill, 5.072% due 12/12/96*#          9,400,000       8,960,381
U.S. Treasury Bill, 5.240% due 1/18/96*@             400,000         398,894
 Total (Cost - $9,323,671)                                         9,359,275

Total Short-Term Investments - (Cost $23,581,794)                 23,602,085


Total Investments - 98.4% (Cost - $33,292,055)                  $ 33,576,539

Other Assets, net of Liabilities - 1.6%                              555,672

Net Assets - 100.0%                                             $ 34,132,211


Summary of Abbreviation
CAD  Canadian Dollar
DEM  German Deutsche Mark
ESP  Spanish Peseta
FFR  French Franc
GBP  Great British Pound
MTN  Medium-Term Note

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
*    Interest rate shown represents yield to maturity at date of purchase.
**   Variable or floating rate security.  Coupon rate shown reflects current rate.
#    Security, or a portion thereof, is held in a segregated account to cover forward foreign exchange contracts.
@    Security held in a margin account to collateralize futures contracts.

                                         See Notes to Financial Statements

WORLDWIDE FIXED INCOME PORTFOLIO

GRAPH: Comparison of changes in value of a $10,000 investment in Worldwide Fixed
       Income Portfolio and the J.P. Morgan Global Government Bond Index (unhedged). This is an x-y line graph with x being the date (starting at 4/15/92 and ending at 12/31/95 and y being the value of the $10,000 investment. At 12/31/95 the value of the $10,000 investment in the Fund was $13,975 and the value of the same investment in the Index was $14,498.


The Worldwide Fixed Income Portfolio rose 12.60% in 1995. Its benchmarks, the J.P. Morgan Global Government Bond Index (Unhedged) rose 19.31%. The Portfolio's net assets totaled $86.2 million on December 31, 1995. The Portfolio's objective is to achieve a high level of total return, consistent with the preservation of capital by investing in bonds from around the world, denominated in U.S. dollars and other currencies. The Portfolio's average weighted duration may not exceed eight years.

Major markets were predominantly underweighted by the Portfolio relative to the benchmark during the first quarter. Appreciation of the yen and deutschemark, the Mexican crisis, and a moderation of expectations for the U.S. economy all contributed to lower rates and, consequently, to underperformance of the Portfolio relative to the benchmark. By the second quarter, bond market exposure reflected a view that U.S. rates would continue to decline and the dollar would appreciate somewhat against the yen. European bonds, primarily German bonds, were overweighted in the Portfolio, while Japanese bonds were defensively positioned in anticipation of a pick-up in economic activity. As it turned out, Japanese rates declined and the dollar was stable, causing the Portfolio to underperform the benchmark.

During the third quarter, U.S. and Japanese bond markets were underweighted relative to the benchmark in anticipation of stronger economic growth and the Portfolio maintained a heavy overweighting of holdings in European markets. The yen was underweighted against the deutschemark and the dollar at the beginning of the quarter. The Portfolio was shifted to overweight U.S. bonds in the fourth quarter, while retaining its over- and under weighting, respectively, of European and Japanese bonds. Higher yielding European currencies outperformed while the yen weakened on fears of the effects of reflation policies.

European and Japanese markets continue to be over- and underweighted, respectively. The higher yielding European currencies are also overweighted against the deutschemark. U.S. rates are expected to fall at the short end of the yield curve, although there is some caution about prospects for rate declines in the longer end.

Investment performance for the periods ended December 31, 1995:

                                                          Total  Return

                                                           	      Since
                                                      	One       Inception
                                                      	Year     	(Annualized)*

Worldwide Fixed Income Portfolio	                     12.60%        	9.44%

J.P. Morgan Global Government Bond Index (Unhedged)	  19.31%       	10.52%
*  The Worldwide Fixed Income Portfolio commenced operations on April 15, 1992.


Long-Term Investments - 92.5%

                                            Face Amount (a)           Value
Australia - 0.5%
Australian Government, 7.500%
 due 7/15/05#                               AUD    565,000      $    402,227
    Total (Cost - $369,475)

Belgium - 1.9%
Belgium (Kingdom of), 6.500%
 due 3/31/05#                               BEF 50,000,000         1,679,350
    Total (Cost - $1,651,695)

Canada - 7.2%
Canadian Government Bond, 6.500%
 due 6/1/04                                 CAD  1,050,000           743,595
Canadian Government Bond, 9.000%
 due 12/1/04                                CAD  6,600,000         5,448,808
 Total (Cost - $6,077,634)                                         6,192,403

Denmark - 1.0%
Denmark (Kingdom of), 8.000% due 3/15/06#   DKK  4,500,000           856,386
 Total (Cost - $841,587)

France - 15.8%
French Treasury Bill, 7.250% due 8/12/97    FFR 44,000,000         9,297,772
French Treasury Bill, 7.750% due 4/12/00    FFR 10,000,000         2,193,120
French Treasury Bill, 7.000% due 10/12/00   FFR 10,000,000         2,141,570
 Total (Cost - $13,236,122)                                       13,632,462

Germany - 4.5%
Deutschland Republic, 7.375% due 1/3/05     DEM  5,100,000         3,894,671
 Total (Cost - $3,835,944)

Italy - 4.4%
Buoni Poliennali del Tesoro, 10.500%
 due 4/1/00                                 ITL  6,000,000,000     3,822,000
 Total (Cost - $3,714,794)

Japan - 6.0%
Japanese Government Bond (181), 3.400%
 due 6/20/05                                JPY  524,900,000       5,212,782
 Total (Cost - $5,371,663)

Spain - 11.0%
Bonos y Obligacion del Estado, 7.400%
 due 7/30/99                                ESP  208,000,000       1,621,152
Bonos y Obligacion del Estado, 10.100%
 due 2/28/01                                ESP  882,000,000       7,357,644
Bonos y Obligacion del Estado, 10.150%
 due 1/31/06                                ESP   60,000,000         505,440
 Total (Cost - $9,050,361)                                         9,484,236

Sweden -2.0%
Swedish Government Bond, 10.250%
 due 5/5/00                                 SKK   10,400,000       1,684,998
 Total (Cost - $1,645,889)

United Kingdom -13.6%
United Kingdom Treasury, 8.000%
 due 12/7/00                                GBP    2,900,000       4,721,032
United Kingdom Treasury, 7.000%
 due 11/6/01                                GBP    4,500,000       6,991,857
 Total (Cost - $11,516,578)                                       11,712,889


Long Term Investments (continued)

United States - 24.6%
U.S. Treasury Note, 5.375% due 11/30/97#   $       2,600,000  $    2,608,125
U.S. Treasury Note, 5.500% due 11/15/98#           4,100,000       4,129,463
U.S. Treasury Note, 5.750% due 10/31/00#           5,550,000       5,634,976
U.S. Treasury Note, 5.500% due 12/31/00            4,700,000       4,699,718
U.S. Treasury Note, 7.875% due 11/15/04#             200,000         231,625
U.S. Treasury Bond, 7.875% due 2/15/21#            3,150,000       3,877,448
 Total (Cost - $21,048,407)                                       21,181,355

Total Long-Term Investments - (Cost - $78,360,149)                79,755,759

Short-Term Investments - 21.8%

Bank of Boston (Nassau) Time Deposit, 4.500%
 due 1/2/96#                                       1,519,000       1,519,000
U.S. Treasury Bill, 5.072% due 12/12/96*#         18,150,000      17,301,161
 Total (Cost - $18,793,581)                                       18,820,161

Total Investments - 114.3% (Cost - $97,153,730)                   98,575,920

Other Assets, net of Liabilities - (14.3%)                      (12,389,743)

Net Assets - 100.0%                                            $  86,186,177





Summary of Abbreviations
AUD Australian Dollar
BEF Belgian Franc
CAD Canadian Dollar
DEM Deutsche Mark
DKK Danish Krone
ESP Spanish Peseta
FFR French Franc
GBP British Pound
ITL Italian Lira
JPY Japanese Yen
SKK Swedish Krona

(a)   Face amount shown in U.S. dollars unless otherwise  indicated.
* Interest rate shown represents yield to maturity at date of purchase.
# Security, or a portion thereof, held in segregated account to cover forward foreign exchange contracts and firm commitments.

                                             See Notes to Financial Statements

WORLDWIDE FIXED INCOME-HEDGED PORTFOLIO


GRAPH: Comparison of change in value of a $10,000 investment in Worldwide Fixed
       Income-Hedged Portfolio and Constructed Benchmark*. This is an x-y line graph with x being the date (starting at 5/19/92 and ending at 12/31/95) and y being the value of the investment. At 12/31/95 the value of the $10,000 investment in the Fund was $14,302 and the value of the same investment in the Benchmark was $13,342.


	Since August, 1994 through the first six months of 1995, due to its relative small size in assets, (less than $300,000), the Worldwide Fixed Income-Hedged Portfolio remained invested in cash or short-term instruments. During the third quarter, the Portfolio received additional assets in excess of $25 million and became fully invested. Thus its benchmark, the J.P. Morgan Global Government Bond Index (Hedged) which rose by 17.90% during year, is not comparable to the Portfolio's performance of 11.00% for the whole period. For the final two quarters of the year, when the Portfolio was amply funded, it outperformed its benchmark by 30 basis points.

	The Portfolio's net assets were $28.3 million as of December 31, 1995. The Portfolio seeks a high level of total return consistent with preservation of capital by investing in high-quality fixed income securities from bond markets worldwide and by actively utilizing currency hedging techniques. The Portfolio's average weighted duration may not exceed eight years.

	In the third quarter, the Portfolio's exposure to the U.S. and Japanese bond markets was underweigthed relative to the benchmark, both in anticipation of stronger economic growth. European bonds, particularly the higher yielding markets, were overweighted. The first two strategies detracted from performance as both markets experienced declining rates. However, declining rates in Europe help offset some of the decline. The Portfolio outperformed its benchmark in the final quarter, as U.S. and European bond positions were overweighted and Japanese bonds were underweighted. All three tactics contributed to a strong performance relative to the benchmark.

	European and U.S. rates are expected to continue to decline, while Japanese rates are expected to be under pressure to increase as the Japanese economy recovers. Portfolio exposures are concentrated in the shorter end of the higher yielding European and U.S. markets to take advantage of the effects of monetary easing expected in those markets.

Investment performance for the periods ended December 31, 1995:

                                                          Total Return

                                                                 		Since
                                                       	One	     Inception**
	                                                       Year     (Annualized)

Worldwide Fixed Income-Hedged Portfolio             	  11.00%	      10.39%

Constructed Benchmark*	                                10.28%        6.85%
*  Constructed Benchmark: May 19, 1992 through July 31, 1994 -   J.P. Morgan
                                                                  Global
                                                                  Government
                                                                  Bond (Hedged)
                          August 1, 1994 through June 30, 1995 - IBC/
                                                                  Donoghue's
                                                                  Money
                                                                  Market Fund
                                                                  Average
                          July 1, 1995 through December 31, 1995 -J.P. Morgan
                                                                   Global
                                                                   Government
                                                                   Bond
                                                                   (Hedged)
** The Worldwide Fixed Income-Hedged Portfolio commenced operations on May 19, 1992.


WORLD WIDE FIXED INCOME-HEDGED PORTFOLIO-SCHEDULE OF INVESTMENTS
December 31, 1995

                                               Face amount (a)       Value
Long-Term Investments - 90.0%

Australia - 0.6%
Australian Government, 7.500%
 due 7/15/05                                 AUD     250,000      $   177,977
    Total (Cost - $166,946)

Belgium - 2.4%
Belgium (Kingdom of), 6.500%
 due 3/31/05                                  BEF 20,000,000          671,740
    Total (Cost - $658,340)

Canada - 7.0%
Canadian Government Bond, 6.500%
 due 6/1/04                                   CAD    750,000          531,140
Canadian Government Bond, 9.000%
 due 12/1/04                                  CAD  1,750,000        1,444,760
 Total (Cost - $1,921,282)                                          1,975,900

Denmark - 1.2%
Denmark (Kingdom of), 8.000% due 3/15/06      DKK  1,800,000          342,554
 Total (Cost - $320,650)

France - 9.1%
French Treasury Bill, 7.000% due 10/12/00     FFR 12,000,000        2,569,884
 Total (Cost - $2,500,156)

Germany - 5.7%
Bundesrepublic Deutschland, 7.500%
 due 11/11/04                                 DEM    500,000          384,836
Bundesrepublic Deutschland, 7.375%
 due 1/3/05                                   DEM  1,600,000        1,221,858
 Total (Cost - $1,566,134)                                          1,606,694

Italy - 4.3%
Buoni Poliennali del Tesoro, 10.500%
 due 4/1/00                                   ITL  1,900,000,000    1,210,300
 Total (Cost - $1,173,632)

Japan - 5.2%
Japanese Government Bond, 3.400%
 due 6/20/05                                  JPY    149,200,000    1,481,705
 Total (Cost - $1,517,893)

Spain - 9.6%
Bonos y Obligacion del Estado, 10.100%
 due 2/28/01                                  ESP  249,000,000      2,077,158
Bonos y Obligacion del Estado, 10.150%
 due 1/31/06 #                                ESP   75,000,000        631,800
 Total (Cost - $2,576,576)                                          2,708,958

Sweden - 2.5%
Swedish Government Bond, 10.250%
 due 5/5/00                                   SKK    4,300,000        696,682
 Total (Cost - $681,303)

United Kingdom - 14.5%
United Kingdom Treasury, 8.000%
 due 12/7/00                                  GBP      700,000      1,139,559
United Kingdom Treasury, 7.000%
 due 11/6/01                                  GBP    1,900,000      2,952,117
 Total (Cost - $4,015,001)                                          4,091,676


United States - 27.9%
U.S. Treasury Note, 5.375% due 11/30/97#             1,250,000      1,253,906
U.S. Treasury Note, 5.500% due 11/15/98#             1,550,000      1,561,138
U.S. Treasury Note, 5.750% due 10/31/00#             1,800,000      1,827,560
U.S. Treasury Note, 5.500% due 12/31/00              1,950,000      1,949,883
U.S. Treasury Bond, 7.875% due 2/15/21#              1,050,000      1,292,483
 Total (Cost - $7,778,734)                                          7,884,970

 Total Long-Term Investments -
 (Cost - $24,876,647)                                              25,419,040

Short-Term Investments - 24.9%

Bank of Boston (Nassau) Time Deposit, 4.500%
 due 1/2/96#                                         2,956,000      2,956,000
U.S. Treasury Bill, 5.240% due 1/18/96*#                30,000         29,917
U.S. Treasury Bill, 5.252% due 12/12/96*#            4,250,000      4,051,236
 Total (Cost - $7,031,121)                                          7,037,153

Total Investments - 114.9% (Cost - $31,907,768)                    32,456,193

Other Assets, net of Liabilities - (14.9%)                        (4,201,363)

Net Assets - 100.0%                                       $        28,254,830












Summary of Abbreviations
AUD Australian Dollar
BEF Belgian Franc
CAD Canadian Dollar
DEM Deutsche Mark
DKK Danish Krone
ESP Spanish Peseta
FFR French Franc
GBP British Pound
ITL Italian Lira
JPY Japanese Yen
SKK Swedish Krona

(a)    Face amount shown in U.S. dollars unless otherwise indicated.
*      Interest rate shown represents yield to maturity at date of purchase.
# Security, or a portion thereof, held in a segregated account to cover forward foreign exchange contracts and firm commitments.

                                           See Notes to Financial Statements


INTERNATIONAL FIXED INCOME-HEDGED PORTFOLIO



GRAPH: Comparison of change in value of $10,000 investment in International
       Fixed Income-Hedged Portfolio, J.P. Morgan Global Government Bond Index (Non-U.S. Hedged) and J.P. Morgan 3-Month U.S. Cash Index. This is an x-y line graph with x being the date and y being the value of the investment. The graph breaks at 12/30/94 and resumes at 9/14/95 (with initial $10,000 investments). At 12/31/95 the value of the $10,000 investment in the Fund was $10,380; in the J.P. Morgan Global Government Bond Index (Non-U.S. Hedged) it was $10,445; and in the J.P. Morgan 3-Month U.S. Cash Index it was $10,177.

The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995.

The International Fixed Income-Hedged Portfolio recommenced operations on September 14, 1995. (The Portfolio previously had operations from March 25, 1993 through December 30, 1994.) It rose 3.80% during the balance of 1995. Its non-U.S. benchmark, the J.P. Morgan Global Government Bond Index (Non-U.S. Hedged), rose 4.45% for the same period. Its U.S. benchmark, the J.P. Morgan 3-Month Eurodeposit Index, rose 1.77% over the same period. The Portfolio's net assets totaled $34.0 million on December 31, 1995. The Portfolio's objective is to achieve a high level of total return, consistent with the preservation of capital by investing in bonds from outside the U.S., denominated in non-U.S. currencies but hedged into U.S. dollars. The Portfolio's average weighted duration may not exceed eight years.

	Non-dollar bonds continued their year-long rally during the fourth quarter, supported by declining inflation, easier monetary policy and moderating economic growth. European bond markets were heavily overweighted in the Portfolio. Exposure was primarily concentrated in the French, Spanish and U.K. gilt markets. Interest rate differentials for shorter-dated French bonds reached levels last seen during the 1992 and 1993 Exchange Rate Mechanism crisis. European yields are expected to decline further, although the rate decline should be most pronounced in the short end of the higher yielding markets where easier monetary policy has only just begun to have an effect. The decline in rates throughout Europe will not necessarily be as steep or as continuous as that seen in the latter part of 1995.

Investment performance for the period ended December 31, 1995:


                                                        Total Return


	                                                   Since Recommencement
	                                                      of Operations*

International Fixed Income-Hedged Portfolio		                 3.80%

J.P. Morgan Global Government Bond Index (Non-U.S. Hedged)		  4.45%

J.P. Morgan 3-Month Eurodeposit Index		                       1.77%
* The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%, versus the J.P. Morgan Global Government Bond Index (Non-U.S. Hedged), which had an annualized return of 2.98% for the same period, and the J.P. Morgan 3-Month Eurodeposit Index, which had an
annualized return of 4.05% for the same period.   The return stated is for
the period commencing September 14, 1995.


INTERNATIONAL FIXED INCOME-HEDGED-SCHEDULE OF INVESTMENTS

                                              Face Amount (a)        Value

Long-Term Investments - 80.8%

Canada - 32.6%
Canadian Government Bond, 9.000%
 due 12/1/04                             CAD   13,400,000      $   11,062,732
    Total (Cost - $10,761,280)

Spain - 27.2%
Bonos y Obligacion del Estado, 10.100%
 due 2/28/01                             ESP   200,000,000          1,668,400
Bonos y Obligacion del Estado, 10.150%
 due 1/31/06                             ESP   900,000,000          7,581,600
 Total (Cost - $8,448,759)                                          9,250,000

United Kingdom - 21.0%
United Kingdom Treasury, 7.000%
 due 11/6/01                             GBP     4,600,000          7,147,232
 Total (Cost - $7,018,130)

Total Long-Term Investments -
 (Cost - $26,228,169)                                              27,459,964

Short-Term Investments - 18.9%

Bank of Boston (Nassau) Time Deposit,
 4.50% due 1/2/96#                            $  5,725,000          5,725,000
U.S. Treasury Bill, 5.240% due 1/18/96*@           220,000            219,391
U.S. Treasury Bill, 5.300% due 1/18/96*@           500,000            498,601
 Total (Cost - $6,442,992)                                          6,442,992

Total Investments - 99.7% (Cost - $32,671,161)                     33,902,956

Other Assets, net of Liabilities - 0.3%                               101,931

Net Assets - 100.0%                                          $     34,004,887











Summary of Abbreviations

CAD Canadian Dollar
ESP Spanish Peseta
GBP British Pound


(a)   Face amount shown in U.S. dollars unless otherwise indicated.
*     Interest rate shown represents yield to maturity at date of purchase.
#     Security, or a portion thereof, held in a segregated account to cover forward foreign exchange contracts.
@     Security held in a margin account to collateralize futures contracts.


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1995                                          U.S. Portfolios

                                                   U.S.
                                                Short-Term            Stable
                                               Fixed Income           Return
                                                 Portfolio           Portfolio

Assets
Investments in securities, at value
 (Cost - $498,543,250 and $5,180,518,
 respectively)                               $ 498,902,707 (a)    $ 5,209,766
Cash                                                 1,188                126
Receivable from Investment Adviser                 256,423             24,439
Interest receivable                              1,503,740             57,065
Other assets                                        32,185              1,205
 Total assets                                  500,696,243          5,292,601

Liabilities
Payable for securities purchased                 5,097,767                  -
Lehman Brothers Reverse Repurchase
 Agreement, 5.300% due 1/2/96;
 Issued 12/29/95 (Collateralized by
 $34,125,000 U.S. Treasury Bills, due
 6/27/96)                                       38,025,000                  -
UBS Securities Inc. Reverse Repurchase
 Agreement, 5.500% due 1/2/96; Issued
 12/29/95 (Collateralized by $201,250 U.S.
 Treasury Note, 5.500% due 11/15/98)                     -            202,000
Open written options contracts (Proceeds
 - $15,101)                                         20,250                  -
Distributions payable from investment
 income, net                                         2,231                  -
Interest payable for reverse repurchase
 agreements                                         16,794                155
Variation margin payable                               900                  -
Accrued expenses and other liabilities             107,999             10,379
 Total liabilities                              43,270,941            212,534


Net Assets                                   $ 457,425,302       $  5,080,067

Shares Outstanding (par value $.001)            46,291,814            507,794

Net Asset Value Per Share                           $ 9.88           $  10.00

Components of Net Assets as of December 31,
 1995 were as follows:

Capital stock at par value ($.001)                $ 46,292             $  508
Capital stock in excess of par value           461,536,927          5,046,399
Undistributed investment income, net           72,341  674
Accumulated net realized gain (loss)           (4,576,657)              3,238
Net unrealized appreciation on investments,
and on financial futures and options
 contracts                                         346,399             29,248
                                            $  457,425,302       $  5,080,067




(a) The U.S. Short-Term Fixed Income Portfolio includes repurchase agreements amounting to $58,284,000.



STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 1995                            Global and International Portfolios

                                           Worldwide Short-         Worldwide
                                          Term Fixed Income       Fixed Income
                                             Portfolio             Portfolio
Assets
Investments in securities, at value
 (Cost - $33,292,055 and $97,153,730,
 respectively)                                $ 33,576,539       $ 98,575,920
Cash                                                   692                340
Foreign cash (Cost - $331,489 and
 $304,017, respectively)                           331,584            315,045
Receivable from Investment Adviser                  53,273            138,899
Receivable for securities sold                   2,919,206         11,968,513
Interest receivable                                242,932          1,424,886
Other assets                                         9,632            112,959
 Total assets                                   37,133,858        112,536,562

Liabilities
Payable for securities purchased                 2,915,329         25,872,733
Distributions payable from income                        -             64,145
Net unrealized depreciation of forward
 foreign exchange contracts                         63,635            375,129
Variation margin payable                             1,535                  -
Accrued expenses and other liabilities              21,148             38,378
 Total liabilities                               3,001,647         26,350,385


Net Assets                                    $ 34,132,211       $ 86,186,177

Shares Outstanding (par value $.001)             3,454,413          8,766,113

Net Asset Value Per Share                           $ 9.88       $       9.83

Components of Net Assets as of December
 31, 1995 were as follows:

Capital stock at par value ($.001)            $      3,454       $      8,766
Capital stock in excess of par value            34,119,553         97,017,925
Accumulated net realized loss                    (219,063)       (12,018,557)
Net unrealized appreciation on
 investments, forwards, financial
 futures contracts, and translation
 of other assets and liabilities
 denominated in foreign currency                   228,267          1,178,043
                                              $ 34,132,211       $ 86,186,177

See Notes to Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 1995                           Global and International Portfolios

                                      Worldwide Fixed        International
                                      Income-Hedged          Fixed income-
                                        Portfolio            Hedged Portfolio
Assets
Investments in securities, at
 value (Cost - $31,907,768 and
 $32,671,161, respectively)            $ 32,456,193             $ 33,902,956
Cash                                            470                      753
Foreign cash (Cost - $157,116
and $39,665, respectively)                  157,138                   39,925
Receivable from Investment Adviser           49,877                   38,955
Receivable for securities sold            2,743,942                        -
Interest receivable                         400,365                  302,922
Other assets                                 45,884                    2,306
 Total assets                            35,853,869               34,287,817

Liabilities
Payable for securities purchas            7,434,124                        -
Net unrealized depreciation of
forward foreign exchange contracts          130,743                  209,274
Variation margin payable                          -                   28,125
Accrued expenses and other liabilities       34,172                   45,531
 Total liabilities                        7,599,039                  282,930


Net Assets                             $ 28,254,830             $ 34,004,887

Shares Outstanding (par value $.001)      2,604,545                3,335,898

Net Asset Value Per Share                   $ 10.85                  $ 10.19

Components of Net Assets as of December
 31, 1995 were as follows:

Capital Stock at par value ($.001)     $      2,605                  $ 3,336
Capital Stock in excess of par value     29,296,712               32,978,497
Undistributed investment income, net        655,997                  105,438
Accumulated net realized loss           (2,161,112)                  (4,213)
Net unrealized appreciation on
 investments, forward foreign
 exchange contracts, financial
 futures contracts, and translation
 of other assets and liabilities
 denominated in foreign currency            460,628                  921,829
                                       $ 28,254,830             $ 34,004,887

See Notes to Financial Statements


STATEMENTS OF OPERATIONS
For the year Ended December 31, 1995                         U.S. Portfolios

                                          U.S. Short-Term         Stable
                                           Fixed Income           Return
                                            Portfolio            Portfolio
Investment Income
Interest                                $  23,041,169          $     348,586

Expenses
Investment advisory fees                    1,124,469                 16,258
Administration fees                           233,800                  2,880
Custodian fees                                222,565                 13,638
Shareholder recordkeeping fees                 35,266                  1,742
Legal fees                                      9,170                     48
Audit fees                                     27,049                 10,223
Directors' fees                                43,985                    594
Other fees and expenses                        59,996                  2,281

 Total operating expenses                   1,756,300                 47,664

Waiver of investment advisory fees
and reimbursement of other expenses         (257,008)               (24,439)

 Operating expenses, net                    1,499,292                 23,225

Interest expense                              397,477                 42,492

 Total expenses                             1,896,769                 65,717

Investment income, net                     21,144,400                282,869

Net Realized and Unrealized Gain
(Loss) on Investments and on Financial
Futures and Options Contracts
Net realized gain (loss) on investments     (682,555)                155,804

Net realized gain (loss) on financial
futures and options contracts               (248,650)                 24,093

Net unrealized appreciation
on investments                                774,542                 35,649

Net unrealized appreciation (depreciation)
on financial futures and options contracts
                                             (13,058)                    223

 Net realized and unrealized gain (loss)
 on investments, and on financial futures
 and options contracts                      (169,721)                215,769


 Net Increase in Net Assets Resulting
 From Operations                         $ 20,974,679              $ 498,638

See Notes to Financial Statements


STATEMENTS OF OPERATIONS (Continued)
December 31, 1995                               Global & International Portfolio

                                          Worldwide Short-        Worldwide
                                         Term Fixed Income       Fixed Income
                                             Portfolio            Portfolio

Investment Income
Interest                                   $  2,915,386         $  3,123,940

Expenses
Investment advisory fees                        155,080              185,718
Administration fees                              26,871               28,564
Custodian fees                                   50,117               94,699
Shareholder recordkeeping fees                    2,329                9,605
Legal fees                                            -                1,475
Audit fees                                       25,074               25,147
Directors' fees                                   6,059                5,686
Other fees and expenses                           9,293               66,582

 Total operating expenses                       274,823              417,476

Waiver of investment advisory fees             (53,273)            (138,899)

 Operating expenses, net                        221,550              278,577

Investment income, net                        2,693,836            2,845,363

Net Realized and Unrealized Gain
(Loss) on Investments, Financial
Futures Contracts, and Foreign
Currency-Related Transactions

Net realized gain on investments              2,782,882            6,189,857

Net realized loss on financial
futures contracts                           (1,391,325)             (95,611)

Net realized loss on foreign
currency-related transactions               (2,036,888)          (4,866,996)

Net unrealized appreciation
(depreciation) on investments                 (191,308)            1,030,730

Net unrealized depreciation on
financial futures contracts                   (142,781)            (103,988)

Net unrealized appreciation on
other assets and liabilities
denominated in foreign currency                 337,987              212,791

Net realized and unrealized gain
(loss) on investments, financial
futures contracts, and foreign
currency-related transactions                 (641,433)            2,366,783

 Net Increase in Net Assets
 Resulting From Operations   $                2,052,403          $ 5,212,146

                                        See Notes to Financial Statements


STATEMENTS OF OPERATIONS (Continued)
For the Year Ended December 31, 1995         Global & International Portfolios

                                    Worldwide Fixed        International Fixed
                                    Income-Hedged            Income-Hedged
                                      Portfolio               Portfolio


Investment Income
Interest                           $ 809,462                     $ 1,543,241

Expenses
Investment advisory fees              51,470                          91,815
Administration fees                    7,951                          13,971
Custodian fees                        35,394                          27,998
Shareholder recordkeeping fees         2,920                           1,161
Legal fees                               613                             968
Audit fees                            25,350                          35,157
Directors' fees and expenses           1,408                           2,268
Other fes and expenses                 2,404                           3,339

 Total operating expenses            127,510                         176,677

Waiver of investment advisory
 fees and reimbursement of
 other expenses                     (69,607)                        (38,955)

 Operating expenses, net              57,903                         137,722

Investment income, net               751,559                       1,405,519

Net Realized and Unrealized
 Gain (Loss) on Investments,
 Financial Futures Contracts,
 and Foreign Currency-Related
 Transactions

Net realized gain on investments     566,999                       4,873,973

Net realized loss on financial
futures contracts                   (80,087)                       (611,290)

Net realized gain (loss) on
 foreign currency-related
 transactions                        318,004                     (4,076,435)

Net unrealized appreciation on
 investments                         548,425                       1,231,795

Net unrealized depreciation on
financial futures contracts                -                       (106,847)

Net unrealized depreciation on
other assets and  liabilities
denominated in foreign currency     (87,797)                       (203,119)

 Net realized and unrealized
 gain on investments, financial
 futures contracts, and foreign
 currency-related transactions     1,265,544                       1,108,077

 Net Increase in Net Assets
 Resulting From Operations       $ 2,017,103                     $ 2,513,596



* For the period September 14, 1995 (recommencement of operations) to December 31, 1995.

See Notes to Financial Statements


STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended                                           U.S. Portfolios

                        U.S. Short-Term
                     Fixed Income Portfolio         Stable Return Portfolio

                 Dec. 31, 1995    Dec. 31, 1994   Dec. 31, 1995   Dec. 31, 1994
Increase
 (Decrease)
 in Net Assets
 From
 Operations
 Investment
 income, net      $ 21,144,400      $ 11,720,200      $ 282,869      $ 179,805

Net realized
 gain (loss)
 on investments,
 and financial
 futures and
 options
 contracts           (931,205)       (1,979,592)        179,897      (155,660)

Net unrealized
 appreciation
 (depreciation)
 on investments,
 and on financial
 futures and
 options contracts     761,484         (325,913)         35,872        (6,548)

Net increase in
 net assets
 resulting
 from operations    20,974,679         9,414,695        498,638         17,597

Distributions
 to Shareholders
 From investment
 income, net        21,144,400        12,010,085        282,195        179,805

In excess of
 investment
 income, net               318            69,947              -              -

Total
 Distributions      21,144,718        12,080,032        282,195        179,805

Capital Share
 Transactions,
 Net               166,900,473     (124,367,616)        525,285      1,018,108

Total increase
 (decrease) in
 net assets        166,730,434     (127,032,953)        741,728        855,900

Net Assets
 Beginning of
 period            290,694,868       417,727,821      4,338,339      3,482,439

 End of period   $ 457,425,302     $ 290,694,868    $ 5,080,067    $ 4,338,339

Undistributed
 Net Investment
 Income               $ 72,341   $             -          $ 674   $          -

                                           See Notes to Financial Statements


STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Years Ended                            Global & International Portfolios

                      Worldwide Short-Term                  Worldwide
                     Fixed Income Portfolio           Fixed Income Portfolio

                 Dec. 31, 1995   Dec. 31, 1994    Dec. 31, 1995   Dec. 31, 1994
Increase
 (Decrease)
 in Net Assets
 From Operations

Investment
 income, net				   2,693,836 		   $ 2,976,095 		   $ 2,845,363 		$  6,927,707

Net realized
 gain (loss) on
 investments,
 financial futures
 contracts, and on
	foreign currency
 -related
 transactions				  (645,331)		     (799,335)         1,227,250 		  (13,205,211)

Net unrealized
 appreciation
 (depreciation) on
	investments,
 financial futures
 contracts, and on
 assets and
 liabilities
	denominated in
 foreign currency				 3,898 		       216,567 	   	   1,139,533 		   (1,187,991)

Net increase
 (decrease) in
 net assets
 resulting	from
 operations				   2,052,403 		     2,393,327 	    	  5,212,146 		   (7,465,495)

Distributions
 to Shareholders

From investment
 income, net			   1,778,457 		     2,305,838 		      1,452,532 		    3,041,000

In excess of
 investment
 income, net				          -		             95 		              -		       105,966

From capital
 stock in
 excess of
 par value	      			916,209		        670,257        		1,393,024	    	3,902,306

Total
 Distributions				2,694,666 		     2,976,190      		  2,845,556 		   7,049,272

Capital Share
 Transactions,
 Net			         (44,987,457)		    74,329,808 		      30,098,106 		(148,926,788)

Total increase
 (decrease) in
 net assets				 (45,629,720) 		   73,746,945 		      32,464,696 		(163,441,555)

Net Assets
	Beginning of
 period	        		79,761,931 		    6,014,986       		53,721,481 	 	217,163,036

	End of period		$ 34,132,211 		  $79,761,931 		$     86,186,177 		 $53,721,481

Undistributed
 Net Investment
Income        		$          - 	  	$         - 		$              -    $         -

                                          See Notes to Financial Statements


STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Periods Ended                        Global & International Portfolios

                   Worldwide Fixed Income         International Fixed Income
                      Hedged Portfolio                Hedged Portfilio*

                 Dec. 31, 1995   Dec. 31, 1994    Dec. 31, 1995   Dec. 31, 1994

Increase
 (Decrease)
 in Net Assets
 From
 Operations

Investment
 income, net					   $ 751,559 		   $ 748,449 		     $ 1,405,519 		   $ 62,881

Net realized
 gain (loss) on
 investments,
	financial
 futures
 contracts, and
 on	foreign
 currency-
 related
 transactions					    804,916 		  (1,924,957)         		186,248    		(215,261)

Net unrealized
 appreciation
 (depreciation)
 on	investments,
 financial futures
 contracts,	and on
 assets and
 liabilities
	denominated in
 foreign currency					460,628 	     	(207,823)	         	921,829 		  (226,142)

Net increase
 (decrease) in net
 assets resulting
	from operations    2,017,103    		(1,384,331)	       	2,513,596 		  (378,522)

Distributions to
 Shareholders
From investment
 income, net				   	1,115,901		        748,449       		1,405,519 		     63,287

In excess of
 investment income,
 net					                   -		          2,647           		2,023 	          	-

From net realized
 gain on investments,
	financial futures
 contracts, and on
	foreign currency-
 related
 transactions				        	  - 		             - 		             -		      641,857

Total
  Distributions	    1,115,901 		       751,096      		1,407,542 		     705,144

Capital Share
 Transactions,
 Net					          27,080,903 	  	(38,729,363)		     32,898,833 		 (16,782,902)

Total increase
 (decrease) in
 net assets			   		27,982,105 	   (40,864,790)		     34,004,887 		 (17,866,568)

Net Assets
	Beginning of
 period				           272,725 		    41,137,515 		             - 		   17,866,568

	End of period	  $ 28,254,830 		     $ 272,725 		  $ 34,004,887 		 $          -

Undistributed
 Net Investment
 Income					        $ 655,997 		     $       - 		     $ 105,438 		 $          -








* The Portfolio was fully liquidated on December 30, 1994 and recommenced operations on September 14, 1995.


                                             See Notes to Financial Statements



STATEMENT OF CASH FLOWS-STABLE RETURN PORTFOLIO
For the Year Ended December 31, 1995



Increase (Decrease) in Cash

Cash Flows from Operating Activities

Investment income, net                                             $ 282,869

Adjustments to reconcile investment income, net to net cash used in operating activities:

Decrease in receivables and other assets related
 to operations                                                         6,302
Decrease in payables related to operations                         (298,796)
Net amortization of discount/premium                                (30,554)
 Net cash used in operating activities                              (40,179)

Cash Flows provided by (used for) Investing Activities

Purchases of long-term portfolio investments                    (52,594,992)
Proceeds from disposition of long-term portfolio
 investments                                                      52,601,957
Net proceeds  from sales of short-term portfolio
 investments                                                         562,215
Net gains on closed futures contracts                                 24,093
 Net cash provided by investing activities                           593,273

Cash Flows provided by (used for) Financing Activities

Net shares of capital stock sold                                     248,730
Net proceeds from issuance of reverse repurchase agreements        (796,750)
Dividends to shareholders (net of reinvestments of $276,555)         (5,640)
 Net cash used in financing activities                             (553,660)

Net decrease in cash                                                   (566)

Cash at beginning of year                                                692

Cash at end of year                                                    $ 126

Cash paid during the period for interest                            $ 42,918

                                            See Notes to Financial Statements


FINANCIAL HIGHLIGHTS
                                       U.S. Short-Term Fixed Income Portfolio
                                            For the Year Ended

For a share
 outstanding
 throughout
 the period:   Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992

Per Share
 Data
 Net asset
 value,
 beginning of
 period              $ 9.89           $ 9.98         $ 10.00         $ 10.00

Increases
 (Decreases)
 From Investment
 Operations
Investment income,
 net                   0.56             0.44            0.32            0.34

Net realized and
 unrealized gain
 (loss) on
 investments,
 and financial
 futures and
 options contracts   (0.01)            (0.08)         (0.03)            0.01

Total from
 investment
 operations            0.55              0.36           0.29            0.35

Less Distributions
 From investment
 income, net           0.56              0.45           0.31            0.34

In excess of
 investment income,
 net                   0.00 *            0.00  *           -               -

From net realized
 and unrealized
 gain on
 investments, and
 financial futures
 and options
 contracts                -                 -              -            0.01

Total distributions    0.56              0.45           0.31            0.35

Net asset value,
 end of period       $ 9.88            $ 9.89         $ 9.98         $ 10.00

Total Return          5.71%             3.71%          2.88%           3.45%

Ratios/
 Supplemental
 Data Net
 assets,
 end of
 period       $ 457,425,302     $ 290,694,868  $ 417,727,821   $ 682,513,193

Ratio of
 operating
 expenses
 to average
 net assets (a)        0.40%            0.40%          0.40%           0.40%

Ratio of
 investment
 income, net
 to average
 net assets            5.64%            4.14%          3.28%           3.37%

Decrease in
 above ratios
 due to waiver
 of investment
 advisory fees         0.07%            0.08%          0.03%              -

Ratio of
 interest expense
 to average net
 assets                0.11%            0.03%          0.08%           0.03%




(a) Net of waivers, exclusive of interest expense.
(b) Annualized
*   Rounds to less than $0.01

                                    See Notes to Financial Statements


FINANCIAL HIGHLIGHTS (Continued)
                            U.S. Short-Term Fixed Income Portfolio (continued)

                       Three Months         Year             Period From
                         Ended              Ended           Dec. 6, 1989* to
                       Dec. 31, 1991    Sept. 31, 1991       Sept. 30, 1990



Per Share Data
Net asset value,
 beginning of
 period                      $ 10.00           $ 10.00              $ 10.00

Increases From
Investment Operations
Investment income, net          0.12              0.63                 0.62

Net realized and
 unrealized gain
 on investments,
 financial futures
 and options
 contracts                      0.02              0.06                 0.04

Total from
 investment operations          0.14              0.69                 0.66

Less Distributions
From investment income,
 net                            0.12              0.63                 0.62

In excess of investment
 income, net                       -                 -                    -

From net realized and
 unrealized gain on
 investments, and
 financial futures
 and options contracts          0.02              0.06                 0.04

Total distributions             0.14              0.69                 0.66

Net asset value,
 end of period               $ 10.00           $ 10.00              $ 10.00

Total Return                   5.67% (b)         7.11%                8.31% (b)

Ratios/Supplemental
 Data Net assets,
 end of period         $ 365,310,697     $ 269,114,721        $ 111,956,929

Ratio of operating
 expenses to
 average net assets
 (a)                           0.40% (b)         0.40%                0.50% (b)

Ratio of investment
 income, net to
 average net assets            4.67% (b)         5.99%                8.23% (b)

Decrease in above
 ratios due to
 waiver of investment
 advisory fees                 0.03% (b)         0.11%                0.86% (b)

Ratio of interest
 expense to average
 net assets                        -             0.03%                       -





(a) Net of waivers, exclusive of interest expense.
(b) Annualized
*   Commencement of Operations

                                            See Notes to Financial Statements





FINANCIAL HIGHLIGHTS (continued)
                                                      Stable Return Portfolios

                      For the Year Ended                        Period From
                                                             July 26, 1993* to
                         Dec. 31, 1995      Dec. 31, 1994      Dec. 31, 1993


Per Share Data
Net asset value,
 beginning of period            $ 9.55             $ 9.95            $ 10.00

Increases (Decreases)
 From Investment
 Operations
Investment income, net            0.60               0.43               0.14

Net realized and
 unrealized gain
 (loss) on investments
 and financial futures
 contracts                        0.45             (0.40)               0.05

Total from investment
 operations                       1.05               0.03               0.19

Less Distributions
From investment income,
 net                              0.60               0.43               0.14

From net realized gain
 on investments and
 financial futures
 contracts                           -                  -               0.03

In excess of net
 realized gains on
 investments and
 financial futures
 contracts                           -                  -               0.07
Total distributions               0.60               0.43               0.24

Net asset value,
 end of period                 $ 10.00             $ 9.55             $ 9.95

Total Return                    11.26%              0.29%              4.27%(b)

Ratios/Supplemental
 Data
Net assets, end of
 period                    $ 5,080,067        $ 4,338,339        $ 3,482,439

Ratio of operating
 expenses to average
 net assets (a)                  0.50%              0.50%             0.50% (b)

Ratio of investment
 income, net to
 average net assets              6.09%              4.43%             3.68% (b)

Decrease in above ratios
due to waiver of investment
advisory fees and reimburse-
ment of other expenses           0.53%              0.57%             1.46% (b)

Ratio of interest expense
to average net assets            0.91%              1.24%                  -

Portfolio turnover              1,075%               343%             1,841%




(a) Net of waivers and reimbursements, exclusive of interest expense.
(b) Annualized
*   Commencement of Operations

                                     See Notes to Financial Statements



FINANCIAL HIGHLIGHTS (continued)
                                   Worldwide Short-Term Fixed Income Portfolio

                   For the Year Ended                         Period From
For a share                                                Dec. 13, 1993* to
 outstanding       Dec. 31, 1995        Dec. 31, 1994       Dec. 31, 1993*
 throughout
 the period:




Per Share Data
Net asset value,
 beginning of
 period                   $ 9.92              $ 10.01               $ 10.00

Increases
 (Decreases) From
 Investment
 Operations
 Investment income,
 net                        0.58                 0.33                  0.01

Net realized and
 unrealized gain
 (loss) on investments,
 financial futures
 and options contracts,
 and foreign currency-
 related transactions     (0.04)               (0.09)                  0.01

Total from investment
 operations                 0.54                 0.24                  0.02

Less Distributions
From investment income,
 net                        0.38                 0.26                  0.01

In excess of investment
 income, net                   -                 0.00  **                 -

From capital stock in
 excess of par value        0.20                 0.07                     -

Total distributions         0.58                 0.33                  0.01

Net asset value, end
 of period                $ 9.88               $ 9.92               $ 10.01

Total Return               5.64%                2.72%                 4.22%(b)

Ratios/Supplemental
 Data
Net assets, end of
 period             $ 34,132,211         $ 79,761,931           $ 6,014,986

Ratio of
 operating
 expenses to
 average net
 assets (a)                 0.50%               0.50%                 0.50% (b)

Ratio of
 investment income,
 net to average net
 assets                     6.08%               4.17%                 2.43% (b)

Decrease in above
 ratios due to waiver
 of investment
 advisory fees and
 reimbursement of
 other expenses             0.12%               0.09%                 0.76% (b)





(a) Net of waivers and reimbursements
(b) Annualized
*   Commencement of Operations
**  Rounds to less than $0.01

                                          See Notes to Financial Statements



FINANCIAL HIGHLIGHTS (continued)
                                              Worldwide Fixed Income Portfolio

                   For the Year                                Period From
For a share            Ended                                  April 15, 1992* to
 outstanding       Dec. 31, 1995  Dec. 31, 1994  Dec. 31, 1993  Dec. 31, 1992
 throughout
 the period:


Per Share Data
Net asset value,
 beginning of
 period                  $ 9.27         $ 10.02         $ 9.98       $ 10.00

Increases
 (Decreases) From
 Investment
 Operations
 Investment
 income, net               0.58            0.50           0.45          0.39

Net realized and
 unrealized gain
 (loss) on
 investments,
 financial futures
 and options contracts
 and foreign currency-
 related  transactions     0.56          (0.74)           1.04          0.53

Total from investment
 operations                1.14          (0.24)           1.49          0.92

Less Distributions
From investment income,
 net                       0.30            0.20           0.45          0.39

In excess of investment
 income, net                  -            0.01              -             -

From capital stock in
 excess of par value       0.28            0.30              -             -

From net realized gain
 on investments,
 financial futures and
 options contracts,
 and foreign currency-
 related transactions         -               -           0.87          0.55

In excess of net realized
 gain on investments,
 financial futures and
 options contracts, and
 foreign currency-
 related transactions         -               -           0.13          0.00 **

Total distributions        0.58            0.51           1.45          0.94

Net asset value,
 end of period           $ 9.83          $ 9.27        $ 10.02        $ 9.98

Total Return             12.60%         (2.25%)         15.86%        13.46%(b)

Ratios/
 Supplemental
 Data
Net assets,
 end of period    $  86,186,177   $ 53,721,481   $ 217,163,036   $ 82,757,009

Ratio of
 operating
 expenses to
 average net
 assets (a)               0.60%          0.60%           0.59%          0.60%(b)

Ratio of
 investment
 income, net to
 average net
 assets                   6.13%          5.11%           4.48%          5.39%(b)

Decrease in
 above ratios
 due to waiver
 of investment
 advisory fees
 and reimbursement
 of other expenses        0.30%          0.02%              -           0.72%(b)

Ratio of interest
 expense to average
 net assets                  -           0.03%           0.27%          0.19%(b)

Portfolio
 Turnover                1,401%         1,479%          1,245%           850%


(a) Net of waivers and reimbursements.
(b) Annualized
*   Commencement of Operations
**  Rounds to less than $0.01

                                     See Notes to Financial Statements
FINANCIAL HIGHLIGHTS (continued)
                                       Worldwide Fixed Income-Hedged Portfolio

                           For the Year Ended                   Period From
For a share                                                    May 19, 1992* to
 outstanding      Dec. 31, 1995  Dec. 31, 1994  Dec. 31, 1993   Dec. 31, 1992
 throughout
 the period:

Per Share Data
Net asset value,
 beginning of
 period		               $ 10.41 		     $ 10.08 		      $ 9.85 		    $ 10.00

Increases From
 Investment
 Operations
Investment income,
 net		                     0.45		         0.34 	        	0.45 	       	0.32

Net realized and
 unrealized gain
	(loss) on investments,
 financial futures
	and options contracts,
 and foreign currency-
 related  transactions   		0.66	         	0.43(c)      	0.76 	        	0.25

Total from investment
 operations	              	1.11         		0.77        		1.21 	        	0.57

Less Distributions
From investment
 income, net             		0.67		         0.44 	       	0.45 	        	0.32

In excess of
 investment income,
 net		                        -          	0.00	**	        -	             	-

From net realized
 gain on investments,
	financial futures
 and options contracts,
	and foreign currency-
 related	transactions 		      -            		-		       0.53	          	0.40

Total distributions      		0.67         		0.44	       	0.98	          	0.72

Net asset value,
 end of period		         $ 0.85  	     $ 10.41 		   $ 10.08          $ 9.85

Total Return	           	11.00%	        	7.84%     		12.89%	         	9.45%	(b)

Ratios/
 Supplemental
 Data
Net assets, end of
 period		          $ 28,254,830 		   $ 272,725 $ 41,137,515 		 $ 21,785,134

Ratio of
 operating
 expenses
 to average
 net assets (a)		          0.45%		       0.60%		      0.60%		         0.60%(b)

Ratio of
 investment
 income, net
 to average
 net assets		              5.84%		       4.72%		      4.49%		         5.13%(b)

Decrease in
 above ratios
 due to waiver
 of investment
 advisory  fees
	and reimbursement
 of other expenses       		0.54%		       0.17%		      0.09%          	1.01%(b)

Ratio of interest
 expense	to average
 net assets		                  -		       0.05%		      0.26%		         0.23%(b)

Portfolio
 Turnover	                 	500%      		1,622%	     	1,254%	          	826%



(a) Net of waivers and reimbursements.
(b) Annualized
(c) Includes the effect of net realized losses prior to significant decreases in shares outstanding
*  Commencement of Operations
** Rounds to less than $0.01

                                   See Notes to Financial Statements




FINANCIAL HIGHLIGHTS (continued)
                                   International Fixed Income-Hedged Portfolio

                         For the Year Ended                    Period From
For a share                                                 March 25, 1993* to
outstanding       Dec. 31, 1995***       Dec. 31, 1994        Dec. 31, 1993
throughout
the period:



Per Share Data
 Net asset value,
 beginning of
 period                  $ 10.00                 $ 10.39              $ 10.00

Increases
 (Decreases)
 From
 Investment
 Operations
 Investment income,
 net                        0.19                    0.20                 0.44

Net realized and
 unrealized gain
 (loss) on
 investments,
 financial futures
 and options contracts,
 and foreign currency-
 related transactions       0.19                   (0.46)                0.78

Total from investment
 operations                 0.38                   (0.26)                1.22

Less Distributions
From investment income,
 net                        0.19                     0.20                0.44

In excess of investment
 income, net                0.00 (c)                    -                   -

From net realized gain
 on investments,
 financial futures and
 options contracts,
 and foreign currency-
 related transactions          -                     0.50                0.39

Total distributions         0.19                     0.70                0.83

Net asset value,
 end of period           $ 10.19                   $ 9.43  **         $ 10.39

Total Return              13.45% (b)              (2.53%)              16.37%(b)

Ratios/
 Supplemental
 Data
 Net assets, end
 of period          $ 34,004,887               $        -        $ 17,866,568

Ratio of
 operating
 expenses to
 average net
 assets (a)                0.60% (b)                0.57%               0.60%(b)

Ratio of
 investment
 income, net
 to average net
 assets                    6.12% (b)                2.87%               5.86%(b)

Decrease reflected
 in above ratios
 due to waiver
 of investment
 advisory fees
 and reimburse-
 ment of other
 expenses                  0.17% (b)                0.49%               0.28%(b)

Portfolio
 Turnover                   764%                   1,282%                855%


(a) Net of waivers and reimbursements.
(b) Annualized
(c) Rounds to less than $0.01
*   Commencement of Operations
**  Represents net asset value per share at December 30, 1994.
    The Portfolio was fully liquidated on December 30, 1994 based on this net asset value.
*** The Portfolio recommenced operations on September 14, 1995.

                          See Notes to Financial Statements





NOTES TO FINANCIAL STATEMENTS
December 31, 1995


1. Organization

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently has ten Portfolios, six of which were active as of December 31, 1995. The six active Portfolios are: U.S. Short-Term Fixed Income Portfolio ("U.S. Short-Term"); Stable Return Portfolio ("Stable Return"); Worldwide Short-Term Fixed Income Portfolio ("Worldwide Short-Term"); Worldwide Fixed Income Portfolio ("Worldwide"); Worldwide Fixed Income-Hedged Portfolio ("Worldwide-Hedged") and International Fixed Income-Hedged Portfolio ("International-Hedged"). The Fund is managed by Fischer Francis Trees and Watts, Inc. (the "Adviser"). The costs incurred by the Fund in connection with the organization and initial registration of shares were borne by the Adviser.

2. Summary of Significant Accounting Policies

Securities

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on an accrual basis. The Fund amortizes discount or premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Valuation

All investments are valued daily at their market price, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available and illiquid securities will be valued in good faith by the Board of Directors. Securities with maturities less than 90 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

Expenses

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on average daily net assets.

Income Tax

There is no provision for Federal income or excise tax since each Portfolio has elected to be taxed as a regulated investment company ("RIC") and therefore complies with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and distributes all of its taxable income.

At December 31, 1995, the Fund had the following capital loss carryforwards, to offset future net capital gains, to the extent provided by regulations. Net realized losses attributable to security transactions after October 31, 1995, are treated for federal income tax purposes as arising on the first day of the Portfolio's next fiscal year.

Portfolio		             Carryforward Amount		          Expiration Date

U.S. Short-Term		       $   1,404,714		                December 31, 2001
		                          1,779,703                		December 31, 2002
		                          1,335,380	                	December 31, 2003
Worldwide		                11,035,770                		December 31, 2002
Worldwide-Hedged		          1,995,657                 	December 31, 2002


Dividends to Shareholders

It is the policy of U.S. Short-Term to employ the "Full Payout Method" of paying dividends. As such, income is determined daily and, if positive, a dividend is declared daily from net investment income, net short-term capital gains or losses and net unrealized gains or losses ("Full Payout Income"). If a day's distribution is negative, each shareholder's accumulated dividend accrual for the month is


2. Summary of Significant Accounting Policies (continued)

proportionately reduced. Actual dividends declared each day are based on an average daily rate (based on the previous 30 days) to reduce the possibility of a negative rate on a particular day. The "Full Payout Method" was suspended by the Board at the beginning of 1994 and will remain so until further notice to shareholders. In the interim, U.S. Short-Term is declaring daily dividends from net investment income.

It is the policy of the other five Portfolios to declare dividends daily from net investment income. Dividends are paid in cash or reinvested monthly for all Portfolios.

Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that those differences which are permanent in nature result in overdistributions to shareholders, amounts are reclassified within the capital accounts based on their federal tax basis treatment.
Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par.

At December 31, 1995, Worldwide Short-Term and Worldwide had tax returns of capital of $916,209 and $1,393,024, respectively. During the year ended December 31, 1995, the Portfolios reclassified the following book to tax differences (increases (decreases):



                     Undistributed       Accumulated Net
                   Investment Income,       Realized       Capital Stock in
Portfolio                Net               Gain/(Loss)		 Excess of Par Value

U.S. Short-Term	           $ 142,606		     $ (193,250)	  	          $ 50,644
Worldwide Short-Term	      (915,284)		         555,346              	359,938
Worldwide	               (1,286,865)     		(1,276,111)           		2,562,976
Worldwide-Hedged	          1,022,986     		(1,182,848)             		159,862
International-Hedged	        107,461	       	(107,461)                     -


Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translatedinto U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales and maturities of short-term securities, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment Advisory Agreements and Affiliated Transactions

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Adviser. The advisory fees to be paid to the Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term, Worldwide, and Worldwide-Hedged, and monthly for Stable Return, Worldwide Short-Term and International-Hedged. The Agreements with U.S. Short-Term, Worldwide and Worldwide-Hedged provide that to the extent that the aggregate annual expenses, (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) exceed 0.40% of U.S. Short-Term's, 0.60% of Worldwide's, and 0.60% of Worldwide-Hedged's average daily net assets, the Adviser has agreed to waive its investment advisory fee and reimburse the Portfolios for any excess expenses. The Adviser has voluntarily agreed to waive its investment advisory fees and reimburse the Portfolio for any excess expenses of Stable Return, Worldwide Short-Term, Worldwide Hedged, and International-Hedged to the extent that each Portfolio's aggregate expenses, (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) exceed 0.50% of Stable Return's and Worldwide Short-Term's, 0.45% of Worldwide Hedged's and 0.60% of International-Hedged's average daily net assets. In addition, the Adviser and Administrator had voluntarily agreed to waive their fees with respect to Worldwide-Hedged Portfolio, for the period
January 1, 1995 through June 30, 1995.

The investment advisory fee rates and the amounts waived or reimbursed by the advisor are summarized below for each of the Portfolios:

                               	Investment	                 Year Ended
                                	Advisory	               December 31, 1995
Portfolio	                         Fee	            Waivers and Reimbursements

U.S. Short-Term	                  0.30%	                          $ 257,008
Stable Return	                    0.35%	                             24,439
Worldwide Short-Term	             0.35%                             	53,273
Worldwide	                        0.40%	                            138,899
Worldwide-Hedged	                 0.40%*                            	69,607
International-Hedged             	0.40%	                             38,955

* Due to the Adviser's voluntary agreement to reduce the expense ratio by an annualized rate of 0.15%, the investment advisory fee is currently being charged at an annualized rate of 0.25% until further notice.

Directors' fees of $60,000 were allocated among the Portfolios and paid for the year ended December 31, 1995 to Directors who are not employees of the Adviser.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the year ended December 31, 1995 for each of the Portfolios were as follows:

	                       Purchase Cost	                   Proceeds from Sales of
Portfolio	          of Investment Securities            	Investment Securities

U.S. Short-Term	         $ 959,680,223	                        $ 767,139,983
Stable Return	              52,594,992                           	52,601,957
Worldwide Short-Term	      320,444,110                          	345,101,998
Worldwide	                 711,533,137                          	688,600,575
Worldwide-Hedged	          180,372,810                          	156,054,740
International-Hedged	      440,383,093	                          419,034,869







4. Investment Transactions (continued)

The components of net unrealized appreciation of investments at December 31, 1995 for each Portfolio were as follows:

                                    U.S. Short-
                                    Term Fixed                Stable
                                      Income                  Return
U.S. Portfolios                      Portfolio               Portfolio

Gross Unrealized Appreciation         $ 553,487              $ 29,248
Gross Unrealized Depreciation         (194,030)                     -
                                      $ 359,457              $ 29,248


                    Worldwide                    Worldwide      International
                    Short-Term     Worldwide   Fixed Income-    Fixed Income-
                   Fixed Income   Fixed Income    Hedged           Hedged
Global and          Portfolio       Portfolio    Portfolio        Portfolio
 International
 Portfolios

Gross Unrealized
 Appreciation       $ 299,796     $ 1,581,070    $ 584,613      $ 1,231,795
Gross Unrealized
 Depreciation        (15,312)       (158,880)     (36,188)                -
                    $ 284,484     $ 1,422,190    $ 548,425      $ 1,231,795


The cost of securities owned by the Fund at December 31, 1995 for Federal tax purposes was substantially the same as for financial statement purposes.

5. Forward Foreign Exchange Contracts

The Fund enters into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's custodian will place and maintain cash not available for investment, U.S.
Government securities, or other appropriate high-grade debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under certain open forward exchange contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S.
dollar.

At December 31, 1995, Worldwide Short-Term had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


Contract     			                  Cost/		                       Unrealized
Amount		                        	Proceeds	       Value	        Appreciation

Forward Foreign
 Exchange Buy
 Contracts
    1,076,572   Canadian Dollar
                 closing
                 1/29/96	         $ 780,000   	 $ 788,956 	       $ 8,956
    2,630,760 		German Deutsche
                 Mark closing
                 1/29/96	         1,822,487    	1,841,607 	        19,120
1,159,999,994 		Italian Lira
                 closing
                 1/29/96	           723,815      	729,382          	5,567





5. Forward Foreign Exchange Contracts (continued)

At December 31, 1995, Worldwide Short-Term had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

			                                                           		Unrealized
Contract    			                Cost/		                         Appreciation
Amount		                     	Proceeds	        Value	         (Depreciation)

Forward Foreign
 Exchange Sell
 Contracts
 3,034,672 		Canadian
              Dollar
              closing
              1/29/96	         $ 2,225,286   	 $ 2,223,933 	      $ 1,353
 13,400,000 		French Franc
              closing
              1/29/96	           2,697,789      	2,743,355      	(45,566)
  6,297,242 		German Deutsche
              Mark closing
              1/29/96	           4,372,353      	4,408,249 	     (35,896)
  1,531,108 		Great British
              Pound closing
              1/29/96           	2,348,720      	2,374,184 	     (25,464)
164,706,885 		Japanese Yen
               closing
               1/29/96	          1,635,498      	1,603,472 	       32,026
179,483,470 		Spanish Peseta
               closing
               1/29/96	          1,451,779      	1,475,510 	     (23,731)
                                                					          $ (63,635)




At December 31, 1995, Worldwide had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

                                                                Unrealized
Contract                          Cost/                        Appreciation
Amount                          Proceeds        Value         (Depreciation)

Forward Foreign
 Exchange Buy Contracts
      600,000  Australian
               Dollar
               closing
               1/29/96        $ 441,480       $ 445,739           $ 4,259
   53,578,084  Belgian Franc
               closing
               1/29/96        1,806,819       1,827,010            20,191
    4,663,664  Canadian
               Dollar
               closing
               1/29/96        3,385,178       3,417,726            32,548
    5,664,781  Danish Krone
               closing
               1/29/96        1,013,091       1,023,198            10,107
   31,172,068  French Franc
               closing
               1/29/96        6,249,017       6,381,795           132,778
   19,133,315  German
               Deutsche
               Mark
               closing
               1/29/96       13,298,627      13,393,866            95,239
    1,525,381  Great
                British
                Pound
                closing
                1/29/96       2,341,995       2,365,304            23,309
9,222,062,002  Italian
                Lira
                closing
                1/29/96       5,751,468       5,798,624            47,154
  965,182,596  Japanese
                Yen
                closing
                1/29/96       9,589,565       9,396,349         (193,216)
    5,406,509  Netherlands
                Guilder
                closing
                1/29/96       3,345,579       3,384,649            39,070
  287,000,000  Spanish
                Peseta
                closing
                1/29/96       2,321,406       2,359,389            37,983
    6,920,000  Swedish
                Krona
                closing
                1/29/96       1,025,338       1,041,739            16,401

Forward Foreign
 Exchange Sell Contracts
   20,650,833   Belgian
                 Franc
                 closing
                 1/29/96        697,228         704,193            (6,965)
    8,145,528   Canadian
                 Dollar
                 closing
                 1/29/96      5,959,107       5,969,381           (10,274)
    1,991,340   Danish
                 Krone
                 closing
                 1/29/96        356,558         359,685            (3,127)
   67,588,381   French
                 Franc
                 closing
                 1/29/96     13,578,492      13,837,233          (258,741)
   22,086,159   German
                 Deutsche
                 Mark
                 closing
                 1/29/96     15,318,642      15,460,940          (142,298)
    5,992,715   Great
                 British
                 Pound
                 closing
                 1/29/96      9,186,251       9,292,489          (106,238)
  111,000,000   Japanese
                 Yen closing
                 1/29/96      1,105,556       1,080,619             24,937
  874,732,152   Spanish
                 Peseta
                 closing
                 1/29/96      7,067,351       7,191,057          (123,706)
    6,929,302   Swedish
                 Krona
                 closing
                 1/29/96      1,028,600       1,043,140           (14,540)
                                                          $      (375,129)


5. Forward Foreign Exchange Contracts (continued)

At December 31, 1995, Worldwide-Hedged had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

                                                                 Unrealized
Contract                          Cost/                         Appreciation
Amount                          Proceeds        Value          (Depreciation)

Forward Foreign
 Exchange Buy Contracts
      938,550   Canadian Dollar
                 closing
                 1/29/96           $ 680,000      $ 687,808           $ 7,808
      221,260   Danish Krone
                 closing
                 1/29/96              39,618         39,965               347
    2,087,148   German
                 Deutsche
                 Mark closing
                 1/29/96           1,445,894      1,461,063            15,169
1,000,000,007   Italian Lira
                 closing
                 1/29/96             623,978        628,777             4,799
   16,415,025   Spanish Peseta
                 closing
                 1/29/96             132,653        134,946             2,293

Forward
 Foreign Exchange
 Sell Contracts
    276,140     Australian
                 Dollar
                 closing
                 1/29/96	          203,039        	205,144 	         (2,105)
 20,007,278 	  	Belgian
                 Franc
                 closing
                 1/29/96	          673,374        	682,247 	         (8,873)
  3,577,762 		  Canadian
                 Dollar
                 closing
                 1/29/96	        2,622,817      	2,621,932              	885
  1,835,089 		  Danish
                 Krone
                 closing
                 1/29/96	          328,869        	331,462          	(2,593)
 12,630,441 		  French
                 Franc
                 closing
                 1/29/96	        2,536,174      	2,585,805 	        (49,631)
  7,467,260    		German
                  Deutsche
                  Mark
                  closing
                  1/29/96       	5,184,635      	5,227,294 	        (42,659)
  2,615,396 		    Great
                   British
                   Pound
                   closing
                   1/29/96 	     4,012,018       	4,055,515 	        (43,497)
147,001,101 		    Japanese
                   Yen
                   closing
                   1/29/96       1,459,684       	1,431,101 	          28,583
245,557,055    		 Spanish
                   Peseta
                   closing
                   1/29/96       1,986,225       	2,018,691 	        (32,466)
    4,745,926 		  Swedish
                   Krona
                   closing
                   1/29/96         705,651         	714,454         	 (8,803)
			                                                        		     $ (130,743)


At December 31, 1995, International-Hedged had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

					                                                            Unrealized
Contract			                      Cost/		                        Appreciation
Amount			                      Proceeds    	     Value        	(Depreciation)

Forward Foreign
 Exchange Buy Contracts
   52,681,809 		French Franc
                 closing
                 1/29/96	        $ 10,555,361 	   $ 10,785,440 	      $ 230,079
   27,587,873 		German
                 Deutsche
                 Mark
                 closing
                 1/29/96          	19,096,969      	19,312,296         	215,327
    5,354,546 		Great British
                 Pound
                 closing
                 1/29/96	           8,192,455       	8,302,925 	        110,470
1,599,374,680 		Spanish Peseta
                 closing
                 1/29/96	          12,908,593      	13,148,247         	239,654

Forward Foreign
 Exchange Sell Contracts
    14,900,158 	Canadian
                 Dollar
                 closing
                 1/29/96	          10,810,141       10,919,453        (109,312)
    53,067,007 		French
                  Franc
                  closing
                  1/29/96         	10,657,204      	10,864,302 	      (207,098)
    27,550,896 		German
                  Deutsche
                  Mark
                  closing
                  1/29/96          19,128,478      	19,286,412      	 (157,934)
    10,006,817 		Great
                  British
                  Pound
                  closing
                  1/29/96         	15,349,969      	15,516,880      	 (166,911)
 2,709,736,877 		Spanish
                  Peseta
                  closing
                  1/29/96         	21,912,839      	22,276,388 	      (363,549)
                                                           					$     (209,274)



5. Forward Foreign Exchange Contracts (continued)

The Fund enters into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. At December 31, 1995 Worldwide Short-Term, Worldwide, Worldwide-Hedged, and International-Hedged had no outstanding purchases or sales of foreign currencies on the spot markets.

6. Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At
December 31, 1995, the Portfolios placed U.S. Treasury Bills in segregated accounts for the benefit of the broker at the Fund's custodian with respect to their futures contracts as follows:

                            Portfolio	             12/31/95 Collateral Value

U.S. Short-Term	                                              $ 705,893
Stable Return	                                                        -
Worldwide Short-Term	                                           398,894
Worldwide	                                                            -
Worldwide-Hedged	                                                     -
International-Hedged	                                           717,992

As of December 31, 1995 U.S. Short-Term Fixed Income Portfolio had the following open futures contracts:

					                                Value                     Unrealized
                             					Covered by 	                Appreciation
Contracts					                    Contracts                 	(Depreciation)

Long Futures
 Contracts:

149 		        March '96 Euro
               Dollars			         $ 35,268,300                    $ 37,905
150         		September '96
               Euro Dollars			      35,621,250                     	65,215
71 		         June '97 Euro
               Dollars			           16,819,900                     	16,055

Short Futures
 Contracts:

342		         June '96 Euro
               Dollars			           81,165,150                  	(120,389)
71		          June '98 Euro
               Dollars			           16,748,900                    	(6,695)
						                                                           $ (7,909)


6. Futures Contracts (continued)

As of December 31, 1995 Worldwide Short-Term Fixed Income Portfolio had the following open futures contracts:

			                                 		Value	                    Unrealized
                     					         Covered by                  Appreciation
Contracts					                     Contracts	                 (Depreciation)

Short Futures Contracts

6		   March '96 French
       10 Year Bond		        FRF   	3,606,000  	                    $ (42)
14		  March '96 U.S.
       10 Year Treasury
       Notes		               USD    1,604,313                      (7,895)
16		  March '96 Medium
       Term German
       Gov't Bond		          DEM   	4,173,200 	                   (14,397)
2		   March '96 TSE
       Japanese Gov't
       10 Year Bond		        JPY 	238,980,000                      	28,172
						                                                             $ 5,838

As of December 31, 1995 International-Hedged Portfolio had the following open futures contracts:

			                                    		Value
					                                  Covered by	               Unrealized
                                       Contracts            					Contracts
                                                               (Depreciation)

Short Futures Contracts

100		  March '96 U.S.
        10 Year Treasury
        Notes		                      $ 	11,459,375   	          $ (106,847)


7. Capital Stock Transactions

As of December 31, 1995 there were 1,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

	                       	Year Ended		                       Year Ended
		                    December 31, 1995 		               December 31, 1994
				             Shares 	          Amount   	        Shares	           Amount

Shares sold				 89,693,965	   $ 4,840, 215,843    506,605,624 	 $ 5,036,843,719

Shares issued
 related to
 reinvestment
 of dividends				2,129,127	         21,045,642     	1,208,822 	      12,008,654
           				491,823,092      	4,861,261,485   	507,814,446 	   5,048,852,373
Shares
 redeemed	  			474,927,909	      4,694,361,012    520,290,568 	   5,173,219,989

	Net increase
 (decrease)		  	16,895,183	      $ 166,900,473 	 (12,476,122)	  $ (124,367,616)




7. Capital Stock Transactions (continued)

Transactions in capital stock for Stable Return were as follows for the periods indicated:

                     				Year Ended           	         	Year Ended
                 				 December 31, 1995 		            December 31,1994
				             Shares  	          Amount 	     Shares              Amount

Shares sold		  		50,525	          $ 500,000     	87,759 	          $ 857,000

Shares issued
 related to
 reinvestment
 of dividends				28,122	            276,555     	18,075	             175,508
             				78,647	            776,555    	105,834 	          1,032,508
Shares
 redeemed		    		25,300	            251,270	      1,490 	             14,400

	Net increase	 		53,347	          $ 525,285    	104,344 	        $ 1,018,108


Transactions in capital stock for Worldwide Short-Term were as follows for the periods indicated:

			                  	Year Ended                        		Year Ended
               				December 31, 1995		                 December 31,1994
               Shares             	Amount	         Shares            	Amount

Shares sold         -           $    -         18,652,539       $ 185,400,115

Shares issued
 related to
 reinvestment
 of dividends   267,769         2,624,833        297,020             2,948,491
                267,769         2,624,833     18,949,559           188,348,606
Shares
 redeemed     4,850,546          47,612,290   11,513,098           114,018,798

 Net increase
  (decrease) (4,582,777)     $ (44,987,457)    7,436,461          $ 74,329,808


Transactions in capital stock for Worldwide were as follows for the periods indicated:

                    			Year Ended 	                      Year Ended
                    December 31, 1995          	      December 31, 1994
                	Shares          	Amount	         Shares 	           Amount

Shares sold     8,600,064     $ 83,105,970      1,092,884   $       10,420,502
 Shares issued
 related to
 reinvestment
 of dividends     264,481        2,525,673        735,508            6,999,011
                8,864,545       85,631,643      1,828,392           17,419,513
Shares
 redeemed       5,895,380       55,533,537     17,698,224          166,346,301

 Net increase
 (decrease)     2,969,165     $ 30,098,106   (15,869,832)      $  (148,926,788)



7. Capital Stock Transactions (continued)

Transactions in capital stock for Worldwide-Hedged were as follows for the periods indicated:

			                     	Year Ended	                           Year Ended
				                  December 31, 1995                     December 31,1994
				              Shares	            Amount          Shares              Amount

Shares
 sold           2,499,119        $ 26,240,000      1,058,719        $ 10,310,000

Shares
 issued
 related
 to
 reinvest-
 ment of
 dividends        105,484           1,114,755         62,526             607,111
                2,604,603          27,354,755      1,121,245          10,917,111
Shares
 redeemed          26,256             273,852      5,177,515          49,646,474

 Net
 increase
 (decrease)     2,578,347        $ 27,080,903    (4,056,270)      $ (38,729,363)


Transactions in capital stock for International-Hedged were as follows for the periods indicated:

 			         For the Period September 14, 1995                    	Year
                     to December 31, 1995                   December 31, 1994
				                Shares         	Amount   	            Shares       	Amount

Shares sold    10,600,000         $ 106,000,000          350,238     $ 3,512,979

Shares
 issued
 related
 to
 reinvest-
 ment of
 dividends        139,771             1,398,833            2,321          23,610
               10,739,771           107,398,833          352,559       3,536,589

Shares
 redeemed       7,403,873            74,500,000        2,071,572      20,319,491

 Net increase
  (decrease)    3,335,898          $ 32,898,833      (1,719,013)  $ (16,782,902)

* The International-Hedged Portfolio recommenced operations on
September 14, 1995.

8. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into the contract, to sell U.S. Government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. U.S. Short-Term, Worldwide, and Worldwide-Hedged may only invest up to 25% of their assets in repurchase agreements.
Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Each Portfolio is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S.
Government securities purchases U.S. Government securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date. For the year ended December 31, 1995, for both U.S. Short-Term and Stable Return, the maximum amount of reverse repurchase agreements outstanding was $165,495,000 and $2,045,500, respectively, the average amount of reverse repurchase agreements outstanding was approximately $7,491,000 and $738,446, respectively, and the daily weighted average interest rate was 5.306% and 5.754%, respectively.


8. Repurchase and Reverse Repurchase Agreements (continued)

Each Portfolio will engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness.

9. Options Transactions

For hedging purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.
If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

A summary of put and call options written by U.S. Short-Term for the year ended December 31, 1995 is as follows:

	                          1995 Calls               		      	 1995 Puts
                          	 # of       	               		       # of
                           Contracts 	      Premiums    		 Contracts 	 Premiums

Outstanding,
 beginning of period
 Eurodollars                     -            $    -               -    $     -
 U.S. Treasury                   -            $    -               -    $     -

Options written
Eurodollars                  1,741           672,387           1,247    488,232
U.S. Treasury                  200           273,807             450    106,570

Options closed
Eurodollars                  1,471           657,286           1,047    484,546
U.S. Treasury                  200           273,807             450    106,570

Options exercised
Eurodollars                      -                 -              -          -
U.S. Treasury                    -                 -              -          -

Options expired
Eurodollars                      -                              200      3,686
U.S. Treasury                    -                 -              -          -

Outstanding,
 end of period
Eurodollars                    270          $ 15,101              -      $   -
U.S. Treasury                    -          $      -              -      $   -



REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Directors
FFTW Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FFTW Funds, Inc. (comprising, respectively, the U.S. Short-Term Fixed Income, Stable Return, Worldwide Short-Term Fixed Income, Worldwide Fixed Income, Worldwide Fixed Income-Hedged and International Fixed Income-Hedged Portfolios) as of December 31, 1995, and the related statements of operations for the year then ended, the statement of cash flows for the Stable Return Portfolio for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting FFTW Funds, Inc. at December 31, 1995, the results of their operations for the year then ended, the cash flows for the Stable Return Portfolio for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.



New York, New York
February 23, 1996

/s/ Ernst & Young LLP







OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION



OFFICERS AND DIRECTORS                    Investment Adviser
                                          Fischer Francis Trees & Watts, Inc.
Stephen J. Constantine                    200 Park Avenue
President and Director of the Fund        New York, NY  10166

John C Head III                           Sub-Adviser
Director of the Fund                      Fischer Francis Trees & Watts
                                          3 Royal Court
Lawrence B. Krause                        The Royal Exchange
Director of the Fund                      London, EC3V 3RA

Paul Meek                                 Administrator and Distributor
Director of the Fund                      AMT Capital Services, Inc.
                                          600 Fifth Avenue
Onder John Olcay                          New York, NY  10020
Chairman of the Board and
CEO of the Fund                           Custodian and Fund Accounting Agent
                                          Investors Bank & Trust Company
Stephen P. Casper                         P.O. Box 1537
Treasurer of the Fund                     Boston, MA  02205-1537

Kyle L. Chang                             Transfer and Dividend Disbursing Agent
Secretary of the Fund                     Investors Bank & Trust Company
                                          P.O. Box 1537
Carla E. Dearing                          Boston, MA  02205-1537
Assistant Treasurer of the Fund
                                          Legal Counsel
William E. Vastardis                      Dechert Price & Rhoads
Assistant Secretary of the Fund           1500 K Street, N.W.
                                          Washington, D.C.  20005-1208

                                          Independent Auditors
                                          Ernst & Young LLP
                                          787 Seventh Avenue
                                          New York, NY  10019